                                                     Registration No. 33-23223
                                                             File No. 811-5582

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. __                                             [X]

Post-Effective Amendment No. 25                                          [   ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

Amendment No. 24                                                           [X]

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                          OPPENHEIMER CASH RESERVES
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street-11th Floor, New York, New York
                                  10218-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [   ] on _______________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [X]   on November 28, 2005 pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

3

Oppenheimer
Cash Reserves

Prospectus dated November 28, 2005

                                         Oppenheimer  Cash  Reserves  is a money
                                         market  mutual  fund.  Its  goal  is to
                                         seek the  maximum  current  income that
                                         is   consistent   with   stability   of
                                         principal.    The   Fund   invests   in
                                         short-term,     high-quality     "money
                                         market" instruments.

                                               This     Prospectus      contains
                                         important  information about the Fund's
                                         objective,   its  investment  policies,
                                         strategies and risks.  It also contains
                                         important  information about how to buy
                                         and sell  shares  of the Fund and other
                                         account  features.   Please  read  this
                                         Prospectus  carefully before you invest
                                         and keep it for future  reference about
                                         your account.
As   with   all   mutual   funds,    the
Securities  and Exchange  Commission has
not approved or  disapproved  the Fund's
securities  nor has it  determined  that
this    Prospectus    is   accurate   or
complete.  It is a  criminal  offense to
represent otherwise.

                                    1234

CONTENTS

            ABOUT THE FUND

            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares

            By Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends and Taxes

            Financial Highlights

32

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund seeks the maximum current income that is consistent with stability of principal.

WHAT DOES THE FUND  INVEST IN? The Fund  invests in a variety of  high-quality money market  instruments to seek current income. The money market instruments that the Fund invests in include,  for example,  bank obligations,  repurchase agreements,  commercial paper, other corporate debt obligations and government debt obligations.

      "High-quality"  instruments  generally  must be  rated in one of the two
highest    credit-quality    categories   for    short-term    securities   by
nationally-recognized   rating   organizations.   If  unrated,  they  must  be
determined by the Fund's investment Manager, OppenheimerFunds,  Inc., to be of comparable quality to securities rated in the two highest categories.

WHO IS THE FUND  DESIGNED  FOR? The Fund is designed for investors who want to earn income at current  money market rates while seeking to preserve the value of their investment.  The Fund tries to keep its share prices stable at $1.00.
Income  on  money  market  instruments  tends  to  be  lower  than  income  on longer-term  debt  securities,  so the Fund's  yield will likely be lower than the yield on longer-term  fixed income funds. The Fund also offers easy access to your money through  checkwriting and wire redemption  privileges.  The Fund does not invest to seek capital  appreciation and is not a complete investment program.

Main Risks of Investing in the Fund

      All  investments  have risks to some  degree.  Funds that invest in debt obligations  for  income  may be subject  to credit  risks and  interest  rate risks.  However,  the Fund's investments must meet strict standards set by its
Board of  Trustees  following  special  rules for  money  market  funds  under federal law. Those standards include  requirements for maintaining high credit quality in the Fund's portfolio,  a short average portfolio maturity to reduce the  effects  of  changes  in  prevailing  interest  rates on the value of the
Fund's  securities and  diversifying the Fund's  investments  among issuers to reduce  the  effects  of a default  by any one  issuer on the  Fund's  overall portfolio and the value of the Fund's shares.

      Even so, there are risks that any of the Fund's  holdings could have its credit rating downgraded,  or the issuer could default, or that interest rates could  rise  sharply,  causing  the value of the Fund's  investments  (and its share  prices) to fall.  As a result,  there is a risk that the Fund's  shares could fall below  $1.00 per share.  If there is a high  redemption  demand for the Fund's shares that was not  anticipated,  portfolio  securities might have to be sold prior to their  maturity  at a loss.  Also,  there is the risk that the value of your  investment  could be eroded  over  time by the  effects  of
inflation,   and  that  poor  security  selection  could  cause  the  Fund  to underperform other funds that have a similar objective.

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An investment in the Fund is not insured or guaranteed by the Federal  Deposit
Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your  investment  at $1.00 per share,  it is possible to lose money by investing in the Fund.
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The Fund's Past Performance

      The bar  chart  and  table  below  show  one  measure  of the  risks  of investing in the Fund, by showing changes in the Fund's  performance  (for its
Class A  shares)  from  year to year for the last 10  calendar  years  and its average annual total returns for the 1-, 5- and 10- year periods.  Variability of returns is one measure of the risks of  investing  in a money  market fund.
The Fund's  past  investment  performance  does not  predict how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period  from  1/1/05  through  6/30/05,  the  cumulative  return  (not annualized)  for Class A shares was ___%.  During the period  shown in the bar chart,  the highest return (not  annualized) for a calendar  quarter was ____%
(Qtr ') and the lowest  return  (not  annualized)  for a calendar  quarter was
___% (___ and ___Qtr ___ ).

Average Annual Total Returns                   5 Years           10 Years
for the periods ended  December              (or life of        (or life of
31, 2004                         1 Year    class, if less)    class, if less)

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Class   A   Shares   (inception   ____%         ____%              ____%

1/3/89)
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Class   B   Shares   (inception   ____%         ____%              ____%

8/17/93)
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Class   C   Shares   (inception   ____%         ____%              ____%

12/01/93)
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Class   N   Shares   (inception   ____%         ____%               N/A
3/01/01)
The Fund's average annual total returns  include the applicable  sales charge;
for Class B, the  contingent  deferred  sales  charges of 5%  (1-year)  and 2%
(5-years) and for Class C and Class N, the  contingent  deferred sales charges of 1% for the  1-year  period  for  Class C and for  Class N  shares.  Because
Class B shares  convert to Class A shares 72 months  after  purchase,  Class B
"life-of-class"  performance  does not include any  contingent  deferred sales charge  and uses Class A  performance  for the period  after  conversion.  The
Fund's returns  measure the  performance of a hypothetical  account and assume that all distributions have been reinvested in additional shares.
The total  returns are not the Fund's  current  yield.  The Fund's  yield more closely  reflects the Fund's  current  earnings.  To obtain the Fund's current
7-day  yield  information,   please  call  the  Transfer  Agent  toll-free  at
1.800.CALL OPP (225.5677).

Fees and Expenses of the Fund

The  following  tables  are  provided  to help  you  understand  the  fees and expenses  you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses  directly for  management  of its assets,  administration, distribution of its shares and other  services.  Those expenses are subtracted from the Fund's  assets to  calculate  the Fund's net asset  values per share.
All  shareholders  therefore pay those expenses  indirectly.  Shareholders pay other transaction expenses directly,  such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2005.

Shareholder Fees (charges paid directly from your investment):

                                Class A      Class B     Class C      Class N
                                 Shares      Shares       Shares      Shares
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Maximum   Sales   Charge  on     None        None         None        None
 purchases
 (as % of offering price)
 -------------------------------------------------------------------------------
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 Maximum    Deferred    Sales   None(1)       5%(2)       1%(3)        1%(4)
 Charge
 (as % of  the  lower  of the
 original  offering  price or
 redemption proceeds)

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                Class A      Class B     Class C      Class N
                                 Shares      Shares       Shares      Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Fees(5)               ____%        ____%       ____%        ____%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution  and/or  Service    ____%      ____%(6)     ____%(6)      ____%
(12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses(7)                ____%        ____%       ____%        ____%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total    Annual     Operating    ____%        ____%       ____%        ____%

Expenses(8)

Expenses may vary in future years.
1.    A  contingent  deferred  sales  charge may apply if you  redeem  Class A shares of the Fund  that were  purchased  by  exchanging  Class A shares of another  Oppenheimer  fund  that were  purchased  subject  to a  contingent deferred sales charge, as described in "How to Sell Shares."
2.    Applies to redemptions in the first year after purchase.  The contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies  to shares  redeemed  within 18  months of a  retirement  plan's first purchase of Class N shares.
5.    The Manager has voluntarily  agreed to waive a portion of its Management
   Fees so the fees do not  exceed  an  annual  rate of  0.40% of the  average annual  net  assets  for each  class of  shares.  That  undertaking  may be
   amended  or  withdrawn  at  any  time.   After  the  Manager's  waiver  the
   "Management Fees" were 0.40% for all classes.
6.    OppenheimerFunds  Distributor,  Inc. ("OFDI") has voluntarily  agreed to reduce Class B and Class C  "Distribution  and /or Service (12b-1) Fees" by
   0.25%  of the  average  annual  net  assets  for each  respective  class of shares.  That  undertaking  may be amended or withdrawn at any time.  After
   OFDI's  waiver  the  "Distribution  and/or  Service  Fees"  for Class B and
   Class C shares were 0.50%.

7.    "Other  Expenses"  include  transfer  agent fees,  custodial  fees,  and accounting and legal  expenses that the Fund pays. The "Other  Expenses" in the table are based on,  among other  things,  the fees the Fund would have paid if the  transfer  agent had not  waived a portion  of its fees under a voluntary  undertaking  to the Fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes,  or (effective  April 28,
   2003) in an amount  necessary  to allow each class of the Fund to  maintain
   a 7 day yield of at least  approximately  0.10%.  Those  undertaking may be amended or  withdrawn  at any time.  After the  waiver,  the actual  "Other
   Expenses" as  percentages  of average  daily net assets were ___% for Class
   A shares,  ___% for  Class B shares,  ___% for Class C and ___% for Class N shares.

8.    After the  "Management  Fees",  "Distribution  and/or  Service Fess" and
   "Other  Expenses"  waivers as described  above, the "Total Annual Operating
   Expenses"  as a  percentage  of  average  daily net  assets  were 0.99% for
   Class A, 1.04% for Class B, 1.05% for Class C and 1.06 for Class N.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing  in other mutual  funds.  The examples  assume that you invest  $10,000 in a class of shares of the Fund for the time periods indicated and then reinvest your dividends and distributions.

      The first example  assumes that you redeem all of your shares at the end of those periods.  The second example assumes that you keep your shares.  Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same as shown in the above table.
Your  actual  costs may be higher or lower,  because  expenses  will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:       1 Year      3 Years     5 Years     10 Years
------------------------------------------------------------------------------
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Class A Shares                $____        $____       $____        $____

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Class B Shares                $____        $____       $____      $____(1)

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Class C Shares                $____        $____       $____        $____

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Class N Shares                $____        $____       $____        $____

If    shares    are    not
redeemed:                     1 Year      3 Years     5 Years     10 Years
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Class A Shares                $____       $_____       $____        $____

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Class B Shares                $____        $____       $____      $____(1)

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Class C Shares                $____        $____       $____        $____

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Class N Shares                $____        $____       $____        $____
In the first  example,  expenses  include the  applicable  Class B, Class C or
Class N contingent  deferred sales charges.  In the second example,  the Class
B, Class C and Class N expenses do not include the  contingent  deferred sales charges.

1.    Class B  expenses  for years 7 through  10 are based on Class A expenses because  Class B shares  automatically  convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES AND RISKS.  The  allocation of the
Fund's  portfolio  among  different  types of investments  will vary over time based upon the Manager's  evaluation of economic and market trends. The Fund's portfolio  might not always include all of the different  types of investments described  below.  The  Statement  of  Additional  Information  contains  more detailed information about the Fund's investment policies and risks.

      The Fund invests in short-term  money market  instruments that must meet quality,  maturity and diversification  standards  established by its Board of
Trustees  as well as  rules  that  apply  to  money  market  funds  under  the
Investment  Company Act of 1940.  The Fund's  Manager tries to reduce risks by diversifying  investments and by carefully researching  investments before the
Fund  buys  them.  The rate of the  Fund's  income  will vary from day to day, generally  reflecting changes in overall  short-term  interest rates. There is no assurance that the Fund will achieve its investment objective.

What Does the Fund  Invest In? The Fund  invests in a variety of money  market instruments.  They may have fixed,  variable or floating interest rates.
      Below is a brief  description  of the types of money market  instruments the Fund invests in.
   o  U.S.  Government   Securities.   These  include  obligations  issued  or
      guaranteed   by  the  U.S.   government   or  any  of  its  agencies  or
      instrumentalities.  Some are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United  States.  Other
      U.S.    government    securities    issued   by   some    agencies   and
      instrumentalities  of the  government  are  also  supported  by the full
      faith  and  credit  of  the  U.S.   government.   Some  U.S.  government
      securities  issued  by  agencies  or   instrumentalities   of  the  U.S.
      government  are  supported by the right of the issuer to borrow from the
      U.S.  Treasury.  Others  may be  supported  only  by the  credit  of the instrumentality.
   o  Bank  Obligations.  The  Fund  can buy time  deposits,  certificates  of deposit and bankers' acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.
   o  Commercial   Paper.   Commercial   paper  is  a  short-term,   unsecured
      promissory  note of a  domestic  or foreign  company or other  financial firm.  The Fund may buy  commercial  paper  only if it  matures  in nine months or less from the date of purchase.
o     Corporate  Debt  Obligations.  The Fund can  invest in other  short-term corporate debt obligations, besides commercial paper.
   o  Other  Money  Market  Obligations.  The Fund may invest in money  market obligations  other  than  those  listed  above  if they are  subject  to repurchase  agreements or guaranteed as to their  principal and interest by a  domestic  bank or a  corporation  whose  commercial  paper  may be purchased by the Fund. A bank whose money  market  instruments  the Fund buys must meet credit criteria set by the Fund's Board of Trustees.

      Additionally,  the Fund may buy other money market  instruments that its
      Board  of  Trustees  approves  from  time  to  time.  They  must be U.S.
      dollar-denominated   short-term   investments   that  the  Manager  must
      determine to have minimal credit risks.

      Currently,   the   Board   has   approved   the   Fund's   purchase   of
      dollar-denominated  obligations of foreign banks (payable in the U.S. or in other  approved  locations),  floating or variable rate demand notes, asset-backed  securities and bank loan participation  agreements.  Their purchase may be subject to  restrictions  adopted by the Board from time to time.

WHAT CREDIT  QUALITY,  DIVERSIFICATION  AND  MATURITY  STANDARDS  APPLY TO THE
FUND'S  INVESTMENTS?  The  Fund  may buy  only  those  investments  that  meet standards  set by the  Board  of  Trustees  and  standards  prescribed  by the
Investment  Company Act for money market  funds.  The Fund's Board has adopted evaluation  procedures for the Fund's portfolio  investments,  and the Manager
has  the   responsibility   to  implement  those   procedures  when  selecting
investments for the Fund.

      In  general,  the  Fund  buys  only  high-quality  investments  that the
Manager  believes  present  minimal  credit  risk  at the  time  of  purchase.
"High-quality" investments are:
   o  rated in one of the two  highest  short-term  rating  categories  by two nationally-recognized rating organizations, or
   o  rated  by one  rating  organization  in one of its  two  highest  rating categories (if only one rating  organization  has rated the investment),
      or
   o  unrated  investments  that the  Manager  determines  are  comparable  in quality to instruments rated in the two highest rating categories.

      The  procedures  also limit the amount of the Fund's  assets that can be invested in the securities of any one issuer (other than the U.S.  government, its agencies and instrumentalities),  to spread the Fund's investment risks. A security's  maturity  must not exceed  397 days.  In  addition,  the Fund must maintain a  dollar-weighted  average  portfolio  maturity  of not more than 90 days, to reduce interest rate risks.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change  non-fundamental  policies without  shareholder  approval,
although   significant  changes  will  be  described  in  amendments  to  this
Prospectus.  Fundamental  policies cannot be changed without the approval of a majority  of the Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a  fundamental  policy.  Some  investment  restrictions  that are fundamental  policies are listed in the Statement of  Additional  Information.
An  investment  policy  is  not  fundamental  unless  this  Prospectus  or the
Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek  its  objective,  the Fund can use the investment  techniques  and  strategies  described  below.  The Fund might not always use all of them.  These  techniques  involve  risks.  The  Statement of
Additional   Information   contains  more  information  about  some  of  these
practices,  including  limitations  on their use that are  designed  to reduce some of the risks.

Floating  Rate/Variable  Rate Notes. The Fund can purchase notes with floating or variable  interest  rates.  Variable  rates are  adjustable at stated
      periodic intervals.  Floating rates are adjusted automatically according to a  specified  market rate or  benchmark,  such as the prime rate of a bank.  If the  maturity  of a note is greater  than 397 days,  it may be purchased only if it has a demand feature.  That feature must permit the
      Fund to  recover  the  principal  amount  of the note on not  more  than thirty days' notice at any time,  or at  specified  times not  exceeding
      397 days from purchase.
Obligations of Foreign Banks and Foreign  Branches of U.S. Banks. The Fund can
      invest in U.S.  dollar-denominated  of foreign banks that are payable in the U.S.  or in other  locations  approved by the Fund's  Board.  It can also buy  dollar-denominated  securities  of  foreign  branches  of U.S.
      banks.   These   securities   have   investment   risks  different  from
      obligations of domestic  branches of U.S.  banks.  Risks that may affect the bank's ability to pay its debt include:
   o  political and economic  developments in the country in which the bank or branch is located,
   o  imposition  of  withholding  taxes on  interest  income  payable  on the securities,
   o  seizure or nationalization of foreign deposits,
   o  the establishment of exchange control regulations, and
   o  the adoption of other  governmental  restrictions  that might affect the payment of principal and interest on those securities.

      Additionally,   not  all  of  the  U.S.  and  state   banking  laws  and
      regulations  that  apply to  domestic  banks  and that are  designed  to protect  depositors and investors apply to foreign  branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.
Bank  Loan  Participation  Agreements.  The  Fund  can  invest  in  bank  loan participation  agreements.  They provide the Fund an undivided  interest in a loan  made  by  the  issuing  bank  in the  proportion  the  Fund's interest bears to the total principal  amount of the loan. In evaluating the risk of these  investments,  the Fund looks to the  creditworthiness of the  borrower  that is  obligated  to  make  principal  and  interest payments  on the loan.  Because  the  participation  agreements  are not rated  the  Fund  will  make the  determination  that  the  borrower  or
      guarantor  has  received  a  short-term   rating  on  a  class  of  debt
      obligations  (or  any  debt  obligation   within  that  class)  that  is
      comparable  in priority  and  security  with the  underlying  loan.  The
      Fund's  investments  in  bank  loan  participation  agreements  will  be subject to the Fund's limits on investments and illiquid securities.
Asset-Backed  Securities.  The Fund can  invest in  asset-backed  investments.
      These are  fractional  interests  in pools of  consumer  loans and other trade  receivables,  which are the  obligations of a number of different parties.  The  income  from the  underlying  pool is passed  through  to investors, such as the Fund.

      These investments might be supported by a credit enhancement,  such as a letter of credit,  a  guarantee  or a  preference  right.  However,  the
      credit  enhancement   typically  applies  only  to  a  fraction  of  the
      security's  value.  If the  issuer  of  the  security  has  no  security interest  in the  related  collateral,  there is the risk  that the Fund could lose money if the issuer defaults.
Repurchase  Agreements.  The Fund may enter into repurchase  agreements.  In a repurchase  transaction,  the Fund buys a  security  and  simultaneously sells  it to the  vendor  for  delivery  at a  future  date.  Repurchase agreements must be fully  collateralized.  However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any  delay in its  ability  to do so.  The Fund  will not  enter  into a repurchase  agreement that will cause more than 10% of its net assets to be subject to repurchase  agreements maturing in more than 7 days. There is no limit on the amount of the  Fund's net assets  that may be subject to repurchase agreements of 7 days or less.
Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading market,  making it difficult to value them
      or  dispose  of  them  promptly  at  an  acceptable  price.   Restricted
      securities may have terms that limit their resale to other  investors or may require  registration  under the applicable  securities  laws before they may be sold  publicly.  The Fund will not  invest  more than 10% of its net assets in illiquid or restricted securities.  Certain restricted securities  that are  eligible  for  resale to  qualified  institutional purchasers  m ay not be  subject to that  limit.  The  Manager  monitors holdings  of  illiquid  securities  on an  ongoing  basis  to  determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in  selling a security  may  result in a loss to the Fund or  additional costs.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The
Fund also disclosures its portfolio securities holdings in its Statements of
Investments on Form N-Q, which are filed with the SEC no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission (the
"SEC"). Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The Manager carries out its duties,  subject to certain policies  established  by the Fund's  Board of Trustees,  under an  investment advisory agreement that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the  expenses  that the Fund is responsible to pay to conduct its business.

      The Manager has been an  investment  advisor  since  January  1960.  The
Manager and its subsidiaries and controlled  affiliates managed more than $180 billion in assets as of June 30, 2005 including other Oppenheimer  funds, with more than 7 million shareholder accounts.  The Manager is located at Two World
Financial  Center,   225  Liberty   Street-11th  Floor,  New  York,  New  York
10281-1008.

Advisory  Fees.  Under  the  investment  advisory  agreement,  the Fund may be required  to pay the  Manager  an  advisory  fee at an annual  rate that declines as the Fund's assets grow:  0.500% of the first $250 million of average  annual net assets,  0.475% of the next $250 million,  0.450% of the next $250 million,  0.425% of the next $250  million,  and 0.400% of net assets in excess of $1  billion.  Effective  December  6, 2002,  the
      Manager has agreed to limit the Fund's  management  fees to 0.40% of the
      Fund's  average  net  assets  for each  class of  shares.  That  expense limitation  can be amended or  terminated  at any time  without  advance notice.  The Fund's  management  fees for the fiscal year ended July 31,
      2005 was 0.40% of the  Fund's  average  annual net assets for each class of shares;  it would have been ___% if the full management fees had been charged.

      A discussion  regarding the basis for the Board of Trustees' approval of the Fund's  investment  advisory  contract  is  available  in the Fund's
      Annual Report to the shareholders for the year ended ______, 2005.

Portfolio  Managers.  The  Fund's  portfolio  is managed by Barry D. Weiss and
      Carol  E.  Wolf  who  are  primarily   responsible  for  the  day-to-day
      management of the Fund's investments.

      Ms.  Wolf has been a manager  of the Fund's  portfolio  since July 1998.
Ms. Wolf has been a Senior Vice  President of the Manager  since June 2000 and of HarbourView Asset Management  Corporation since June 2003 and is an officer of 4 other portfolios in the  OppenheimerFunds  complex. She was formerly Vice
President of the Manager from June 1990 through June 2000.

       Mr. Weiss has been a manager of the Fund's  portfolio  since July 2001.
Mr. Weiss  has been a Vice  President  of the  Manager  since July 2001 and of
HarbourView Asset Management  Corporation since June 2003 and is an officer of
4  other  portfolios  in  the   OppenheimerFunds   complex.  He  was  formerly
Assistant  Vice  President  and  Senior  Credit  Analyst of the  Manager  from
February  2000  through  June 2001.  Prior to joining  the Manager in February
2000, he was Associate  Director,  Structured Finance, at Fitch IBCA Inc. from
April 1998 through February 2000.

      The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

PENDING  LITIGATION.  A  consolidated  amended  complaint  has  been  filed as putative  derivative and class actions  against the Manager,  Distributor  and
Transfer  Agent,  as well as 51 of the  Oppenheimer  funds  (collectively  the
"funds") not including  the Fund, 30 present and former  Directors or Trustees and 8 present  and former  officers of certain of the funds.  This  complaint, initially  filed in the U.S.  District Court for the Southern  District of New
York on January  10, 2005 and  amended on March 4, 2005,  consolidates  into a single action and amends six individual  previously-filed  putative derivative and class  action  complaints.  Like those  prior  complaints,  the  complaint alleges that the Manager  charged  excessive fees for  distribution  and other costs,  improperly used assets of the funds in the form of directed  brokerage commissions  and 12b-1 fees to pay brokers to promote sales of the funds,  and failed to properly  disclose the use of fund assets to make those  payments in violation of the  Investment  Company Act and the  Investment  Advisers Act of
1940. Also, like those prior  complaints,  the complaint  further alleges that by permitting and/or  participating in those actions,  the  Directors/Trustees and the officers  breached their fiduciary duties to Fund  shareholders  under
the   Investment   Company  Act  and  at  common  law.  The  complaint   seeks
unspecified  compensatory  and  punitive  damages,  rescission  of the  funds'
investment advisory  agreements,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The  defendants  believe  the claims  asserted  in these law suits to be without merit, and intend to defend the suits vigorously.  The Manager and the
Distributor  do not  believe  that the  pending  actions  are likely to have a material  adverse  effect on the Fund or on their  ability  to  perform  their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption)  orders.  The  Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

Buying  Shares  Through  Your Dealer.  You can buy shares  through any dealer, broker or  financial  institution  that has a sales  agreement  with the
      Distributor.  Your dealer will place your order with the  Distributor on your behalf. A broker or dealer may charge for that service.

o     Guaranteed   Payment   Procedures.    Some   broker/dealers   may   have
      arrangements  with the  Distributor  to  enable  them to place  purchase orders for shares on a regular  business  day with a guarantee  that the
      Fund's  custodian bank will receive  Federal Funds to pay for the shares by 2:00 P.M. on the next regular  business day. The shares will start to accrue  dividends  starting on the day the Federal Funds are received by
      2:00 P.M.

Buying  Shares  Through  the  Distributor.  Complete an  OppenheimerFunds  New
      Account   Application   and   return   it  with  a  check   payable   to
      "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217.  Your check must be in U.S.  dollars and drawn on a U.S.
      bank.  If you don't list a dealer on the  application,  the  Distributor will act as your agent in buying the  shares.  Class B, Class C or Class
      N  shares  may  not  be  purchased  by an  investor  directly  from  the
      Distributor  without the investor  designation another registered broker dealer.  However,  we recommend that you discuss your  investment with a financial  advisor  before you make a purchase  to be sure that the Fund is appropriate for you.

   o  Paying by Federal Funds Wire.  Shares purchased  through the Distributor may be paid  for by  Federal  Funds  wire.  The  minimum  investment  is
      $2,500.  Before sending a wire, call the  Distributor's  Wire Department at  1.800.225.5677  to notify the Distributor of the wire and to receive further instructions.
   o  Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,
      you  pay for  shares  by  electronic  funds  transfers  from  your  bank account.  Shares are  purchased  for your account by a transfer of money from your bank  account  through  the  Automated  Clearing  House  (ACH)
      system.  You can  provide  those  instructions  automatically,  under an
      Asset Builder Plan, described below, or by telephone  instructions using
      OppenheimerFunds  PhoneLink,  also  described  below.  Please  refer  to
      "AccountLink," below for more details.
   o  Buying Shares  Through Asset Builder Plans.  You may purchase  shares of the Fund  automatically  each month from your account at a bank or other financial  institution  under an Asset  Builder  Plan with  AccountLink.
      Details  are in the  Asset  Builder  Application  and the  Statement  of
      Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Fund shares  with a  minimum  initial  investment  of  $1,000  and make  additional investments  at any time  with as little as $50.  There are  reduced  minimums available under the following special investment plans:
o     If you establish one of the many types of retirement  plan accounts that
      OppenheimerFunds  offers,  more fully described under "Special  Investor
      Services," you can start your account with as little as $500.
o     By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of  Additional  Information),  or government  allotment plan,  you can make  subsequent  investments  (after  making the initial investment  of $500)  for as  little  as $50.  For any  type of  account established  under one of these plans  prior to  November  1, 2002,  the minimum additional investment will remain at $25.
o     The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from  the  Fund or  other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the Transfer Agent),  or reinvesting  distributions  from
      unit   investment   trusts   that  have  made   arrangements   with  the
      Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their  offering price which is the net  asset  value per share  without  any  initial  sales  charge  that applies.  The net asset value per share will  normally  remain  fixed at $1.00 per  share.  However,  there is no  guarantee  that the Fund will  maintain  a stable net asset value of $1.00 per share.  The  offering  price that  applies to a purchase  order is based on the next  calculation  of the net asset value per share that is made after the  Distributor  receives the purchase  order at its  offices in  Colorado,  or after any agent  appointed  by the  Distributor receives the order.

Net Asset  Value.  The Fund  calculates  the net asset  value of each class of shares as of the close of the New York Stock  Exchange (the "NYSE"),  on each day the NYSE is open for trading  (referred  to in this  Prospectus as a "regular  business  day").  The NYSE normally  closes at 4:00 p.m.,
      Eastern  time,  but may close  earlier on some days.  All  references to time in this Prospectus mean "Eastern time."

      The net asset value per share is  determined  by  dividing  the value of the Fund's net  assets  attributable  to a class by the number of shares of that  class  that  are  outstanding.  Under a policy  adopted  by the
      Fund's Board of  Trustees,  the Fund uses the  amortized  cost method to value its securities to determine net asset value.

      If, after the close of the principal  market on which a security held by the Fund is  traded,  and  before  the time the  Fund's  securities  are priced that day, an event occurs that the Manager  deems likely to cause a material  change in the value of such  security,  the Fund's  Board of
      Trustees has authorized the Manager,  subject to the Board's review,  to ascertain a fair value for such  security.  A security's  valuation  may differ depending on the method used for determining value.

The Offering  Price.  To receive the offering  price for a particular  day, in most cases the  Distributor  or its  designated  agent must receive your order by the time the NYSE  closes  that day.  If your order is received on a day when the NYSE is closed or after it has closed,  the order will receive the next offering  price that is determined  after your order is received.
Buying Through a Dealer. If you buy shares through a dealer,  your dealer must receive  the  order by the  close of the  NYSE  and  transmit  it to the
      Distributor  so that it is received  before the  Distributor's  close of business on a regular  business day (normally 5:00 p.m.) to receive that
      day's  offering   price,   unless  your  dealer  has  made   alternative
      arrangements  with the  Distributor.  Otherwise,  the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT  CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers  investors  four different  classes  of  shares.  The  different  classes  of shares  represent investments in the same  portfolio of securities,  but the classes are subject to different  expenses and will likely have different  share prices.  When you buy  shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares there is no initial sales charge on your purchase.
------------------------------------------------------------------------------
Class B  Shares.  If you buy Class B  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you  sell  your  shares  within  6 years  of  buying  them,  you will normally  pay  a  contingent  deferred  sales  charge.  That  contingent deferred sales charge varies  depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
Class C  Shares.  If you buy Class C  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you sell your  shares  within 12  months  of  buying  them,  you will normally pay a contingent  deferred  sales charge of 1.0%,  as described in "How Can You Buy Class C Shares?" below.
Class N Shares.  If you buy Class N shares  (available  only  through  certain retirement plans), you pay no sales charge at the time of purchase,  but you  will pay an  annual  asset-based  sales  charge.  If you sell  your shares  within 18 months of the  retirement  plan's  first  purchase  of
      Class N shares, you may pay a contingent  deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate  investment  for you,  the decision as to which class of shares is best  suited to your  needs  depends  on a number of  factors  that you should discuss  with your  financial  advisor.  Some factors to consider are how much you plan to  invest  and how long you plan to hold  your  investment.  If your goals and  objectives  change  over time and you plan to  purchase  additional shares,  you should  re-evaluate  those factors to see if you should  consider another class of shares.  The Fund's  operating costs that apply to a class of shares  and the  effect  of the  different  types  of  sales  charges  on your investment will vary your investment results over time.

      The  discussion  below is not  intended  to be  investment  advice  or a
recommendation,   because  each  investor's   financial   considerations   are
different.  The discussion below assumes that you will purchase only one class of shares and not a  combination  of shares of different  classes.  Of course, these  examples are based on  approximations  of the effects of current  sales charges  and  expenses  projected  over  time,  and do not  detail  all of the considerations  in  selecting  a class of  shares.  You  should  analyze  your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.

      Investing for the Shorter Term.  If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason the
      Distributor normally will not accept purchase orders of $100,000 or more for Class B shares or $1 million or more for Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally,  the  dividends  payable  to Class B,  Class C and Class N shareholders  will be reduced by the additional  expenses borne by those classes  that  are not  borne by Class A  shares,  such as the  Class B,
      Class C and Class N asset-based  sales charge described below and in the
      Statement  of  Additional   Information.   Also,   checkwriting  is  not
      available on accounts subject to a contingent deferred sales charge.
How Do Share Classes Affect Payments to Your Broker?  A financial  advisor may receive different  compensation for selling one class of shares than for selling another class.  The Distributor may pay additional  compensation from its own resources to securities  dealers or financial  institutions based  upon the  value of  shares  of the Fund  owned by the  dealer  or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement of
Additional  Information details the conditions for the waiver of sales charges that apply in certain cases,  and the special sales charge rates that apply to purchases  of  shares  of the  Fund  by  certain  groups  or  under  specified retirement  plan  arrangements or in other special types of  transactions.  To
receive  a  waiver  or  special  sales  charge  rate,   you  must  advise  the
Distributor  when  purchasing  shares or the  Transfer  Agent  when  redeeming shares that a special condition applies.

HOW CAN YOU BUY  CLASS A  SHARES?  Class A shares  are sold at their  offering price,  which is the net asset  value  per share  without  any  initial  sales charge.

Will You Pay a Sales  Charge  When You Sell Class A Shares?  The Fund does not charge a fee when  you  redeem  Class A  shares  of this  Fund  that you bought  either  directly or by  reinvesting  dividends or  distributions from another  Oppenheimer fund.  Generally,  you will not pay a fee when you redeem  Class A shares of this Fund you bought by  exchange of Class
      A shares of another Oppenheimer fund. However,
   o  if you  bought  shares  of this  Fund by  exchanging  Class A shares  of another  Oppenheimer  fund that were  subject to the Class A  contingent deferred sales charge of that fund, and
   o  if those  shares  remain  subject  to that Class A  contingent  deferred sales charge when you exchange them into this Fund,
   o  then,  you will pay the  contingent  deferred sales charge if you redeem those  shares from this Fund (i) within 24 months of the  purchase  date of the  shares  you  exchanged,  if you  initially  purchased  shares of either  Rochester  Fund  Municipals or  Oppenheimer  Rochester  National
      Municipals,  or (ii) within 18 months of the purchase date of the shares of the fund you exchanged,  if you initially purchased Class A shares of any other Oppenheimer fund.

o     Other Special Sales Charge  Arrangements  and Waivers.  The Fund and the
      Distributor offer additional  arrangements to waive contingent  deferred sales charges for certain types of transactions  and for certain classes of  investors  (primarily  retirement  plans  that  purchase  shares  in special programs through the  Distributor).  The Fund reserves the right to  amend or  discontinue  these  programs  at any  time  without  prior notice.  These are  described  in  greater  detail in  Appendix C to the
      Statement  of  Additional  Information,  which may be ordered by calling
      800.225.5677    or   through   the    OppenheimerFunds    website,    at
      www.oppenheimerfunds.com  (follow the  hyperlinks  "Access  Accounts and
      ------------------------
      Services" - "Forms & Literature" - "Order  Literature" - "Statements  of
      Additional  Information").  A  description  of these waivers and special
      sales  charge   arrangements  is  also  available  for  viewing  on  the
      OppenheimerFunds  website (under the hyperlinks  "Research  Funds - Fund
      Documents - View a  description...")To  receive a waiver or special  sales charge  rate  under  these  programs,  the  purchaser  must  notify  the
      Distributor  (or other financial  intermediary  through which shares are being  purchased)  at the time of purchase or notify the Transfer  Agent with at the time of  redeeming  shares for those  waivers  that apply to contingent deferred sales charges.

HOW CAN YOU BUY CLASS B SHARES?  You can acquire  Class B shares by exchanging
Class  B  shares  of  other  Oppenheimer  funds.  Direct  purchases  are  only
permitted  by  plan   administrators  or  plan  sponsors  on  behalf  of  plan
participants in qualified retirement plans.

      Class B shares are sold at net asset value per share  without an initial sales charge.  However, if Class B shares are redeemed within six years of the beginning  of the calendar  month of their  purchase,  a  contingent  deferred sales  charge  will be  deducted  from the  redemption  proceeds.  The Class B contingent  deferred  sales charge is paid to compensate the  Distributor  for its  expenses  of  providing  distribution-related  services  to the  Fund  in connection with the sale of Class B shares.

      The amount of the  contingent  deferred  sales charge will depend on the number of years since you  invested  and the dollar  amount  being  redeemed, according  to the  following  schedule  for the Class B  contingent  deferred sales charge holding period:

Years  Since   Beginning  of  Month  in Contingent  Deferred  Sales  Charge on
Which                                   Redemptions  in  That  Year  (As  % of
Purchase Order was Accepted             Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically  convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves Class B shareholders of the  asset-based  sales charge that  applies  to Class B shares  under  the  Class B  Distribution  and
      Service Plan,  described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is imposed.  When any Class B shares you hold convert, any other Class B shares that were acquired by reinvesting  dividends and distributions on the  converted  shares will also convert to Class A shares.  For further information  on the  conversion  feature and its tax  implications,  see
      "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares may be  acquired  at net asset value  per  share  only by  exchange  of Class C shares  of other  Oppenheimer funds,  except that direct purchases are permitted by plan  administrators  or plan sponsors on behalf of participants in qualified  retirement plans, and by
participants   in  certain  asset   allocation   programs   sponsored  by  the
Distributor.  However,  if Class C shares are redeemed within a holding period of 12 months from the  beginning of the calendar  month of their  purchase,  a contingent  deferred sales charge of 1.0% will be deducted from the redemption proceeds.  The Class C contingent  deferred sales charge is paid to compensate the  Distributor for its expenses of providing  distribution-related  services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY  CLASS N  SHARES?  Class N  shares  are  offered  for  sale to retirement plans  (including IRAs and 403(b) plans) that purchase  $500,000 or more  of  Class  N  shares  of one  or  more  Oppenheimer  funds  or to  group retirement  plans  (which do not  include  IRAs and  403(b)  plans)  that have assets  of  $500,000  or  more  or  100 or  more  eligible  participants.  See
"Availability  of Class N shares" in the Statement of  Additional  Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset  value  without  an  initial  sales charge.  A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The  group  retirement  plan is  terminated  or  Class N  shares  of all
      Oppenheimer  funds are  terminated as an  investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With  respect  to an IRA or 403(b)  plan,  Class N shares  are  redeemed within 18 months of the plan's  first  purchase of Class N shares of any
      Oppenheimer fund.

      Retirement  plans that offer  Class N shares may impose  charges on plan participant  accounts.  The  procedures  for buying,  selling,  exchanging and transferring  the Fund's  other  classes of shares  (other than the time those orders must be received by the  Distributor or Transfer Agent in Colorado) and
the special account  features  applicable to purchasers of those other classes of  shares  described  elsewhere  in this  prospectus  do not apply to Class N shares  offered  through a group  retirement  plan.  Instructions  for buying, selling,  exchanging or  transferring  Class N shares offered  through a group retirement  plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12B-1) PLANS

Service  Plan for Class A  Shares.  The Fund has  adopted  a Service  Plan for
      Class A shares.  It  reimburses  the  Distributor  for a portion  of its costs  incurred  for  services  provided to  accounts  that hold Class A shares.  Reimbursement  is made  quarterly  at an  annual  rate of up to
      0.20% of the  average  annual  net assets of Class A shares of the Fund.
      The  Distributor  currently  uses  all of  those  fees  to pay  dealers, brokers,  banks and other financial institutions quarterly for providing personal  service and  maintenance  of accounts of their  customers that hold Class A shares.  With respect to Class A shares  subject to a Class
      A  contingent   deferred   sales  charge   purchased  by   grandfathered
      retirement  accounts,  the  Distributor  pays the 0.20%  service  fee to dealers in  advance  for the first year after the shares are sold by the dealer.  During  the first  year the  shares  are sold to  grandfathered retirement accounts,  the Distributor retains the service fee. After the shares have been held by grandfathered  retirement  accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution  and Service  Plans for Class B, Class C and Class N Shares.  The
      Fund has adopted  Distribution  and  Service  Plans for Class B, Class C
      and Class N shares to pay the  Distributor for its services and costs in distributing  Class  B,  Class  C  and  Class  N  shares  and  servicing accounts.  Under the plans,  the Fund may pay the  Distributor an annual asset-based  sales charge of 0.75% on Class B shares and Class C shares, and for Class N shares,  the Fund pays the Distributor an annual service fee of 0.25%  per year and an  asset-based  sales  charge  of 0.25%  per year. The  Distributor is entitled to receive a service fee of 0.25% per year under each plan,  but the Board of Trustees has not  authorized the
      Fund to pay the  service  fees on  Class B and  Class C  shares  at this time.  Effective  January 1, 2003,  the Fund  decreased the  asset-based sales  charge on Class B and Class C shares  to 0.50% of  average  daily net  assets  per  annum.  If the Class B and Class C  asset-based  sales charge and service fee were  assessed  at the maximum  permitted  rates, they would increase  expenses of those share classes by 0.50% of average net assets per annum.

      The  asset-based  sales  charge and service  fees if paid at the maximum rate  permitted  increase  Class B and Class C expenses by 1.00% and the asset-based  sales charge and service fee  increase  Class N expenses by
      0.50% of the net assets per year of that class.  Because  these fees are paid out of the  Fund's  assets on an  on-going  basis,  over time these fees will  increase  the cost of your  investment  and may cost you more than other types of sales  charges.  If the service fees were paid,  the
      Distributor  would  use  them  to pay  dealers  for  providing  personal services for accounts that hold Class B or Class C shares.
      On direct  purchases  of Class B shares,  the  Distributor  pays a sales concession  of 2.00% of the purchase  price of Class B shares to dealers from its own  resources at the time of sale.  The  Distributor  normally retains the Class B  asset-based  sales  charge.  See the  Statement  of
      Additional Information for exceptions.

      The  Distributor  currently  pays a sales  concession  of  0.50%  of the purchase  price of Class C shares to dealers  from its own  resources at the time of sale. The Distributor  pays the asset-based  sales charge as an ongoing  concession  to the  dealer on Class C shares  that have been outstanding  for a year or more. The  Distributor  normally  retains the asset-based  sales  charge  on  Class C  shares.  See the  Statement  of
      Additional Information for exceptions.

      The  Distributor  currently  pays a sales  concession  of  0.50%  of the purchase  price of Class N shares to dealers  from its own  resources at the time of sale.  The  Distributor  also pays the 0.25% Class N service fee to dealers  in  advance  for the first year after the Class N shares are sold by the dealer.  Including  the advance of the service  fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class N shares is therefore  0.75% of the purchase  price.  After the shares have been held for a year, the Distributor  pays the service fees to dealers on a quarterly  basis.  The Distributor  normally retains the asset-based  sales  charge on Class N shares,  and the service  fees for accounts for which it renders the  required  personal  service.  See the
      Statement of Additional Information for exceptions.

      Under certain circumstances,  the Distributor will pay the full Class B,
      Class C or Class N  asset-based  sales charge and the service fee to the dealer  beginning  in the first year after  purchase  of such  shares in lieu of paying the dealer the sales  concession  and the  advance of the first year's service fee at the time of purchase,  if there is a special
      agreement   between   the   dealer   and  the   Distributor.   In  those
      circumstances, the sales concession will not be paid to the dealer.

      For Class C shares purchased through the  OppenheimerFunds  Recordkeeper
      Pro program,  the  Distributor  will pay the Class C  asset-based  sales charge to the dealer of record in the first year after the  purchase  of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The Distributor  will use the service fee it receives from the Fund on those shares to  reimburse  FASCorp for  providing  personal services to the Class C accounts holding those shares.

      In  addition,  the  Manager  and the  Distributor  may make  substantial payments  to  dealers  or other  financial  intermediaries  and  service providers for distribution and/or shareholder servicing activities,  out of their own  resources,  including  the profits from the advisory  fees the Manager  receives from the Fund. Some of these  distribution-related payments  may  be  made  to  dealers  or  financial  intermediaries  for marketing,  promotional  or related  expenses;  these payments are often referred to as "revenue  sharing."  In some  circumstances,  those types
      of  payments  may  create  an  incentive   for  a  dealer  or  financial
      intermediary or its  representatives to recommend or offer shares of the
      Fund or other  Oppenheimer  funds to its customers.  You should ask your dealer  or  financial  intermediary  for  more  details  about  any such payments it receives.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account with an account at a U.S. bank or other financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
   o  transmit funds  electronically to purchase shares by telephone  (through a service  representative or by PhoneLink) or automatically  under Asset
      Builder Plans, or
   o  have the Transfer Agent send redemption  proceeds or transmit  dividends and  distributions  directly  to your  bank  account.  Please  call  the
      Transfer Agent for more information.

      You may purchase  shares by  telephone  only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative,  call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be requested on your Application or your dealer's  settlement  instructions  if you buy your  shares  through a dealer.
After your account is established,  you can request AccountLink  privileges by sending  signature-guaranteed  instructions  and proper  documentation  to the
Transfer Agent.  AccountLink  privileges will apply to each shareholder listed in the  registration on your account as well as to your dealer  representative of record unless and until the Transfer  Agent receives  written  instructions terminating or changing those privileges.  After you establish AccountLink for your  account,  any  change  of  bank  account  information  must  be  made by
signature-guaranteed   instructions  to  the  Transfer  Agent  signed  by  all
shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds  automated telephone system that
enables   shareholders   to   perform   a  number  of   account   transactions
automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.

Purchasing  Shares.  You may  purchase  shares in  amounts up to  $100,000  by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges  to link  your  bank  account  with the Fund to pay for these purchases.
Exchanging Shares. With the  OppenheimerFunds  Exchange  Privilege,  described below,  you can exchange  shares  automatically  by phone from your Fund
      account   to  another   OppenheimerFunds   account   you  have   already
      established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION  REQUESTS BY FAX? You may send requests for certain types of  account  transactions  to the  Transfer  Agent by fax  (telecopier).
Please call  1.800.225.5677  for information  about which  transactions may be handled  this way.  Transaction  requests  submitted by fax are subject to the same rules and  restrictions  as written and telephone  requests  described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed in the  account
registration   (and  the  dealer  of  record)  may  request   certain  account
transactions  through a special  section of that website.  To perform  account transactions  or obtain account  information  online,  you must first obtain a user I.D. and password on that  website.  If you do not want to have  Internet account  transaction  capability  for your  account,  please call the Transfer
Agent at  1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
OppenheimerFunds  account on a regular  basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT  PLANS.  You may buy  shares of the Fund for your  retirement  plan account.  If you  participate in a plan  sponsored by your employer,  the plan trustee  or  administrator  must buy the  shares  for your plan  account.  The
Distributor   also  offers  a  number  of  different   retirement  plans  that
individuals and employers can use:
Individual  Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified  Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These are  tax-deferred  plans for  employees of eligible  tax-exempt  organizations,  such  as  schools,  hospitals  and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the  Distributor  for  OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular  business day.
Your  shares will be sold at the next net asset  value  calculated  after your order is received  in proper  form  (which  means that it must comply with the procedures  described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your  shares by writing a letter,  by wire,  by using the Fund's checkwriting  privilege,  or by  telephone.  You  can  also  set up  Automatic
Withdrawal  Plans to redeem shares on a regular  basis.  If you have questions about any of these  procedures,  and especially if you are redeeming shares in a  special  situation,  such  as due to the  death  of  the  owner  or  from a
retirement   plan  account,   please  call  the  Transfer   Agent  first,   at
1.800.225.5677, for assistance.

Certain  Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the  following  redemption  requests must be in writing and must  include  a  signature  guarantee  (although  there  may  be  other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption  check is not payable to all  shareholders  listed on the account statement.
   o  The  redemption  check  is not sent to the  address  of  record  on your account statement.
   o  Shares are being  transferred  to a Fund account with a different  owner or name.
   o  Shares are being  redeemed by someone  (such as an Executor)  other than the owners.
Where Can You Have Your Signature  Guaranteed?  The Transfer Agent will accept a guarantee of your  signature  by a number of  financial  institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
o     a  U.S.   national   securities   exchange,   a  registered   securities
      association or a clearing agency.

      If you are  signing  on behalf of a  corporation,  partnership  or other business or as a fiduciary, you must also include your title in the signature.
Retirement  Plan Accounts.  There are special  procedures to sell shares in an
      OppenheimerFunds  retirement plan account. Call the Transfer Agent for a distribution  request form. Special income tax withholding  requirements apply  to  distributions  from  retirement  plans.  You  must  submit  a withholding form with your redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer  holds your  retirement  plan account for you in the name of the plan, you must ask the plan  trustee or  administrator  to request the sale of the Fund shares in your plan account.

Receiving  Redemption  Proceeds by Wire.  While the Fund  normally  sends your money by check,  you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you  designate.  It must be a commercial  bank that is a member of the Federal  Reserve wire system.
      The minimum  redemption you can have sent by wire is $2,500.  There is a
      $10 fee for  each  request.  To find out how to set up this  feature  on your  account  or  to  arrange  a  wire,  call  the  Transfer  Agent  at
      1.800.225.5677.

CHECKWRITING.  To  write  checks  against  your  Fund  account,  request  that privilege  on your  account  application,  or contact the  Transfer  Agent for signature  cards.  They must be signed  (with a  signature  guarantee)  by all owners of the account and  returned to the  Transfer  Agent so that checks can be sent to you to use.  Shareholders  with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously  signed a  signature  card to  establish  checkwriting  in another  Oppenheimer  fund, simply  call  1.800.225.5677  to request  checkwriting  for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish,  but may not be cashed  at the  bank  the  checks  are  payable  through  or the  Fund's custodian bank.
o     Checkwriting  privileges  are not available for accounts  holding shares that are subject to a contingent deferred sales charge.
o     Checks  must be written  for at least  $500.  Checks  written  below the stated  amount on the check will not be accepted.  However,  if you have existing  checks  indicating a $100 minimum,  you may still use them for amounts of $100 or more.
o     Checks  cannot be paid if they are  written  for more than your  account value.  Remember,  your account value fluctuates in value and you should not write a check close to the total account value.
o     You may not write a check that would  require the Fund to redeem  shares that were  purchased by check or Asset Builder Plan payments  within the prior 10 days.
o     Don't use your checks if you changed  your Fund  account  number,  until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The  signatures  of all  registered  owners  exactly  as the  account is registered, and
   o  Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following  address for Requests by Send   courier   or   express   mail
mail:                                      requests to:
OppenheimerFunds Services                  OppenheimerFunds Services
P.O. Box 5270                              10200 E. Girard Avenue, Building D
Denver, Colorado 80217                     Denver, Colorado 80231

HOW DO YOU SELL SHARES BY  TELEPHONE?  You and your dealer  representative  of record  may also sell your  shares by  telephone.  To receive  the  redemption price  calculated  on a particular  regular  business  day,  your call must be received  by the  Transfer  Agent by the close of the NYSE that day,  which is normally  4:00  p.m.,  but may be  earlier  on some  days.  You may not redeem
shares  held  in  an  OppenheimerFunds-sponsored   qualified  retirement  plan
account or under a share certificate by telephone.

   o  To redeem shares through a service  representative  or  automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever  method you use,  you may have a check sent to the  address on the account  statement,  or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone  Redemptions  Paid by  Check.  Up to  $100,000  may be  redeemed  by telephone  in any  seven-day  period.  The check  must be payable to all owners of record of the  shares  and must be sent to the  address on the account  statement.  This  service  is not  available  within 30 days of changing the address on an account.
Telephone  Redemptions  Through  AccountLink  or by Wire.  There are no dollar
      limits  on  telephone   redemption  proceeds  sent  to  a  bank  account
      designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the proceeds of the shares you redeemed  while they are waiting to be transferred.

      If you have  requested  Federal Funds wire  privileges for your account, the wire of the redemption  proceeds will normally be transmitted on the next bank  business  day  after  the  shares  are  redeemed.  There is a possibility  that the wire may be delayed up to seven days to enable the
      Fund to sell  securities to pay the  redemption  proceeds.  No dividends are accrued or paid on the  proceeds  of shares that have been  redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED SALES CHARGES  AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A, Class B, Class C or Class N contingent  deferred sales  charge and redeem any of those  shares  during the  applicable  holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the redemption  proceeds,  (unless you are eligible for a waiver of that  sales  charge  based on the  categories  listed in  Appendix C to the
Statement of Additional  Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
   o  the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
   o  shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
   o  shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.

      To determine  whether a contingent  deferred  sales charge  applies to a redemption, the Fund redeems shares in the following order:
   1. shares   acquired  by   reinvestment  of  dividends  and  capital  gains
      distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent  deferred  sales  charges are not charged  when you  exchange shares of the Fund for  shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding period,  the  holding  period  will carry  over to the fund  whose  shares you acquire.  Similarly,  if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer  fund that are still subject to a contingent  deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to  change  all or part of your  investment  from one  Oppenheimer fund to another,  you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege.  For example, you can  exchange  Class A shares of the Fund  only for Class A shares of  another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.

   o  The prospectuses of both funds must offer the exchange privilege.
   o  When you  establish an account,  you must hold the shares you buy for at least seven days before you can  exchange  them.  After your  account is open for seven days,  you can  exchange  shares on any regular  business day, subject to the limitations described below.

   o  You must  meet the  minimum  purchase  requirements  for the fund  whose shares you purchase by exchange.

   o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions with a signature guarantee.

   o  Before exchanging into a fund, you must obtain and read its prospectus.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss. Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.  Please refer to "How to Exchange Shares" in the Statement of
Additional Information for more details.

      You  can  find a list  of  the  Oppenheimer  funds  that  are  currently available for exchanges in the Statement of Additional  Information or you can
obtain a list by  calling  a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

      A  contingent  deferred  sales  charge  (CDSC) is not  charged  when you exchange shares of the Fund for shares of another  Oppenheimer fund.  However, if you exchange your shares during the  applicable  CDSC holding  period,  the holding  period  will  carry  over  to  the  fund  shares  that  you  acquire.
Similarly,  if you  acquire  shares  of the Fund in  exchange  for  shares  of another  Oppenheimer  fund that are  subject to a CDSC  holding  period,  that holding  period will carry over to the acquired  shares of the Fund. In either of  these  situations,  a CDSC  may be  imposed  if the  acquired  shares  are redeemed  before  the end of the  CDSC  holding  period  that  applied  to the exchanged shares.

      There are a number of other  special  conditions  and  limitations  that apply to certain types of exchanges.  These conditions and  circumstances  are described in detail in the "How to Exchange  Shares"  section in the Statement of Additional Information.

HOW DO YOU SUBMIT  EXCHANGE  REQUESTS?  Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests.  Send a request letter, signed by all owners of the account,  to the  Transfer  Agent  at the  address  on the  back  cover.
      Exchanges  of  shares  for which  share  certificates  have been  issued cannot be processed  unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative,  or by using  PhoneLink by calling
      1.800.225.5677.  You  may  submit  internet  exchange  requests  on  the
      OppenheimerFunds  internet  website,  at  www.oppenheimerfunds.com.  You
                                                ------------------------
      must have  obtained a user I.D.  and  password to make  transactions  on that  website.  Telephone  and/or  internet  exchanges  may be made only between  accounts that are registered with the same name(s) and address.
      Shares  for  which  share  certificates  have  been  issued  may  not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.
o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account  that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
      Prospectus.

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days.
         However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More  information  about  the  Fund's  policies  and  procedures  for  buying, selling,  and  exchanging  shares is contained in the  Statement of Additional
Information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The  offering  of  shares  may be  suspended  during  any  period in which the determination  of net asset value is suspended,  and the offering may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable law.  If an account has more than one owner,  the Fund and the  Transfer
      Agent  may  rely  on  the  instructions  of  any  one  owner.  Telephone
      privileges   apply  to  each  owner  of  the   account  and  the  dealer
      representative  of record  for the  account  unless the  Transfer  Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning transactions  and has adopted other procedures to confirm that telephone
      instructions   are  genuine,   by  requiring   callers  to  provide  tax
      identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the
      Fund will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests will not be honored until the Transfer  Agent receives all required  documents in proper form.  From time to time, the
      Transfer Agent in its  discretion may waive certain of the  requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions  for their clients by participating in NETWORKING through the National Securities  Clearing  Corporation are responsible  for obtaining  their  clients'  permission to perform those transactions,  and are responsible to their clients who are shareholders of the  Fund if the  dealer  performs  any  transaction  erroneously  or improperly.
Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check or through  AccountLink  or by Federal  Funds wire (as  elected by the  shareholder)  within seven days after the Transfer  Agent  receives
      redemption   instructions  in  proper  form.   However,   under  unusual
      circumstances  determined  by the  Securities  and Exchange  Commission, payment may be delayed or  suspended.  For  accounts  registered  in the name of a  broker-dealer,  payment  will  normally be  forwarded  within three business days after redemption.
The Transfer  Agent may delay  processing  any type of  redemption  payment as described under "How to Sell Shares" for recently  purchased shares, but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the shares  were  purchased.  That delay may be avoided  if you  purchase  shares by  Federal  Funds  wire or  certified check,  or  arrange  with  your bank to  provide  telephone  or  written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary  Redemptions  of  Small  Accounts  may be made by the  Fund if the account  value  has  fallen  below  $200.  In  some  cases,  involuntary redemptions  may be made to repay the  Distributor  for losses  from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's  portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities  from the Fund's portfolio.
Federal  regulations  may require  the Fund to obtain your name,  your date of birth  (for a  natural  person),  your  residential  street  address  or principal  place of business and your Social Security  number,  Employer
      Identification  Number or other government  issued  identification  when you open an account.  Additional  information may be required in certain circumstances  or to open corporate  accounts.  The Fund or the Transfer
      Agent may use this  information to attempt to verify your identity.  The
      Fund  may  not  be  able  to  establish  an  account  if  the  necessary information  is not received.  The Fund may also place limits on account transactions  while it is in the  process of  attempting  to verify your identity.  Additionally,  if the Fund is unable to verify your  identity after your  account is  established,  the Fund may be required to redeem your shares and close your account.
"Backup  withholding"  of federal  income tax may be applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges)
      if you fail to furnish the Fund your correct,  certified Social Security or Employer Identification Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.
To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these  mailings,  called  householding,  benefits  the  Fund  through reduced mailing expense.

      If you want to receive multiple copies of these materials,  you may call the Transfer Agent at  1.800.225.5677.  You may also notify the Transfer
      Agent  in  writing.  Individual  copies  of  prospectuses,  reports  and privacy notices will be sent to you commencing  within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends and Taxes

DIVIDENDS.  The Fund intends to declare  dividends from net investment  income each regular  business day and to pay those dividends to shareholders  monthly on a date selected by the Board of Trustees.  To maintain a net asset value of
$1.00 per share, the Fund might withhold  dividends or make distributions from capital or capital gains.

      The Fund  intends to be as fully  invested as  possible to maximize  its yield.  Therefore,  newly-purchased  shares  normally  will  begin  to  accrue dividends after the Distributor  accepts your purchase order,  starting on the business day after the Fund receives Federal Funds from your purchase payment.

CAPITAL  GAINS.  The Fund  normally  holds  its  securities  to  maturity  and therefore will not usually pay capital gains.  Although the Fund does not seek capital  gains,  it could  realize  capital  gains  on the  sale of  portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains  in  December  of each  year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its fiscal year.

WHAT  CHOICES  DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open  your account,  specify on your  application  how you want to receive your dividends and distributions. You have four options:

Reinvest  All  Distributions  in the  Fund.  You can  elect  to  reinvest  all dividends and capital gains  distributions  in additional  shares of the
      Fund.
Reinvest   Dividends  or  Capital  Gains.  You  can  elect  to  reinvest  some distributions (dividends,  short-term capital gains or long-term capital gains  distributions)  in the Fund while  receiving  the other  types of distributions  by check or having them sent to your bank account through
      AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends  and  capital  gains  distributions  or have them sent to your bank through AccountLink.
 Reinvest Your  Distributions  in Another  OppenheimerFunds  Account.  You can
      reinvest  all  distributions  in the same  class of  shares  of  another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the  following tax  implications  of investing in the Fund.
The Fund expects  that its  distributions  will consist  primarily of ordinary income,  which is subject to federal income tax and may be subject to state or local taxes.  Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term  capital gains are taxable as long-term  capital gains when distributed to shareholders,  and may be taxable at different  rates  depending  on how long the Fund holds the asset.  It does not matter  how long you have held your  shares.  Whether  you  reinvest  your distributions in additional  shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received in the previous  year.  Any long-term  capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

      The  Fund  intends  each  year to  qualify  as a  "regulated  investment company"  under  the  Internal  Revenue  Code,  but  reserves  the  right  not qualify.  It qualified  during its last fiscal year.  The Fund, as a regulated investment company,  will not be subject of Federal income taxes on any of its income,  provided  that  it  satisfies  certain  income,  diversification  and distribution requirements.

      Because  the Fund seeks to  maintain a stable  $1.00 per share net asset value,  it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference  between the price you paid for the shares and the price you  received  when you sold them.
Any capital gain is subject to capital gains tax.

      In certain  cases,  distributions  made by the Fund may be  considered a non-taxable  return of capital to  shareholders.  If that  occurs,  it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial  Highlights Table is presented to help you understand the Fund's financial  performance  for the past five fiscal  years.  Certain  information reflects  financial  results for a single Fund share. The total returns in the table  represent  the rate that an investor  would have earned (or lost) on an
investment  in  the  Fund   (assuming   reinvestment   of  all  dividends  and
distributions).  This  information  has been audited by Deloitte & Touche LLP, the Fund's independent  registered public accounting firm, whose report, along with  the  Fund's  financial  statements,  is  included  in the  Statement  of
Additional Information, which is available on request.

INFORMATION AND SERVICES

For More Information on Oppenheimer Cash Reserves
The  following  additional  information  about the Fund is  available  without charge upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION.   This  document  includes  additional
information about the Fund's investment  policies,  risks, and operations.  It is incorporated  by reference into this Prospectus  (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.  Additional  information  about the  Fund's investments  and performance is available in the Fund's Annual and Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information
You can  request  the  Statement  of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice  explaining  the Fund's  privacy  policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------

On the Internet:              You can request these documents by e-mail
                              through the OppenheimerFunds website.  You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com

------------------------------------------------------------------------------

Information  about the Fund including the Statement of Additional  Information can be reviewed and copied at the SEC's Public  Reference  Room in Washington,
D.C.  Information  on  the  operation  of the  Public  Reference  Room  may be obtained by calling the SEC at  1.202.942.8090.  Reports and other information about the Fund are  available  on the  EDGAR  database  on the SEC's  Internet website at www.sec.gov.  Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the Fund other  than what is  contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the
Fund,  nor a  solicitation  of an offer to buy  shares of the Fund,  to any person  in any state or other  jurisdiction  where it is  unlawful  to make such an offer.

The Fund's SEC File No. 811-5582                     The  Fund's   shares  are
distributed by:
PR0760.001.1105                     [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper.

                        APPENDIX TO THE PROSPECTUS OF
                          OPPENHEIMER CASH RESERVES

      Graphic  material  included in Prospectus of  Oppenheimer  Cash Reserves
(the  "Fund")  under the  heading:  "Annual  Total  Returns  (as of 12/31 each year)."

      A bar chart will be included  in the  Prospectus  of the Fund  depicting the annual total  returns of a  hypothetical  investment  in Class A shares of the Fund for each of the ten most recent calendar  years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------------------
          Calendar Year Ended:                    Annual Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/95                                 4.84%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/96                                 4.51%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/97                                 4.48%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/98                                 4.57%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/99                                 4.40%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/00                                 5.51%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/01                                 3.29%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/02                                 0.82%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                12/31/03                                 0.28%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/04

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
Oppenheimer Cash Reserves
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated November 28, 2005

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  September  29, 2004. It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217,  by calling the Transfer Agent at the toll-free  number shown above, or
by   downloading   it  from   the   OppenheimerFunds   Internet   website   at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund

Additional Information about the Fund's Investment Policies and Risks.........
   The Fund's Investment Policies.............................................
   Other Investment Strategies................................................
   Investment Restrictions....................................................
   Disclosure of Portfolio Holdings...........................................

How the Fund is Managed.......................................................
   Organization and History...................................................
   Board of Trustees and Oversight Committees.................................
   Trustees and Officers of the Fund..........................................
   The Manager................................................................
Distribution and Service Plans................................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.......................
Financial Statements..........................................................

Appendix A: Ratings Definitions............................................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers.C-1
------------------------------------------------------------------------------

ABOUT THE FUND
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment  objective and the principal  investment  policies of the
Fund  are  described  in  the   Prospectus.   This   Statement  of  Additional
Information  contains  supplemental  information  about those policies and the types of  securities  that the Fund's  investment  Manager,  OppenheimerFunds,
Inc.  will  select for the Fund.  Additional  explanations  are also  provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's objective is to seek the maximum current income that is consistent  with stability of principal.  The Fund will not make  investments  with the objective of seeking capital growth.  However, the value of the  securities  held by the Fund may be  affected  by changes in general  interest rates.  Because the current value of debt securities  varies inversely  with  changes in  prevailing  interest  rates,  if  interest  rates increase after a security is purchased,  that security would normally  decline in  value.  Conversely,  if  interest  rates  decrease  after  a  security  is purchased,  its value would rise.  However,  those  fluctuations in value will not  generally  result in realized  gains or losses to the Fund since the Fund does not usually intend to dispose of securities  prior to their  maturity.  A debt security  held to maturity is redeemable by its issuer at full  principal value plus accrued interest.

      The Fund may sell  securities  prior to their  maturity,  to  attempt to take  advantage  of  short-term  market  variations,  or  because of a revised credit evaluation of the issuer or other considerations.  The Fund may also do so to generate cash to satisfy  redemptions of Fund shares. In such cases, the
Fund may realize a capital gain or loss on the security.

      |X|   Ratings  of   Securities  --  Portfolio   Quality,   Maturity  and
Diversification.  Under Rule 2a-7 of the Investment Company Act, the Fund uses the amortized  cost method to value its portfolio  securities to determine the
Fund's net asset  value per share.  Rule 2a-7 places  restrictions  on a money market fund's  investments.  Under that Rule, the Fund may purchase only those securities that the Manager, under Board-approved  procedures,  has determined
have  minimal  credit  risks  and  are  "Eligible   Securities."   The  rating
restrictions  described in the  Prospectus  and this  Statement of  Additional
Information do not apply to banks in which the Fund's cash is kept.

      An  "Eligible  Security"  is one that  has been  rated in one of the two
highest  short-term  rating  categories  by  any  two   "nationally-recognized
statistical rating  organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating  Organizations"  in this  Statement  of  Additional
Information.  If only one Rating Organization has rated that security, it must have been rated in one of the two  highest  rating  categories  by that Rating
Organization.  An unrated  security that is judged by the Manager,  subject to review by the  Fund's  Board of  Directors,  to be of  comparable  quality  to
Eligible  Securities  rated by Rating  Organizations  may also be an "Eligible
Security."

      Rule 2a-7  permits  the Fund to  purchase  any  number  of  "First  Tier
Securities."  These  are  Eligible  Securities  that  have  been  rated in the highest  rating  category  for  short-term  debt  obligations  by at least two
Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been  rated in the  highest  rating  category  by that
Rating  Organization.  Comparable  unrated  securities  may also be First Tier
Securities.

      Under Rule 2a-7,  the Fund may invest only up to 5% of its total  assets in  "Second  Tier  Securities."  Those are  Eligible  Securities  that are not
"First Tier Securities." In addition, the Fund may not invest more than:
o     5% of its total assets in the  securities  of any one issuer (other than the U.S. government, its agencies or instrumentalities) or
o     1% of its total  assets or $1 million  (whichever  is greater) in Second
         Tier Securities of any one issuer.

      Under  Rule  2a-7,  the Fund must  maintain  a  dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity of any single portfolio  investment  may not exceed 397 days.  The Board  regularly  reviews reports  from the  Manager to show the  Manager's  compliance  with the Fund's procedures and with the Rule.

      If a  security's  rating  is  downgraded,  the  Manager  or the Board of
Trustees may have to reassess  the  security's  credit risk.  If a security is downgraded,  the  Manager  or the Board of  Trustees  will  promptly  reassess whether the security  continues to present  minimal credit risk,  reassess the status of the security as an "eligible  security," and take such actions as is appropriate.  If the Fund  disposes  of the  security  within five days of the
Manager  learning  of the  downgrade,  the Manager  will  provide the Board of
Trustees  with  subsequent  notice  of such  downgrade.  If a  security  is in default,  or ceases to be an Eligible Security,  or is determined no longer to present minimal credit risks, the Board of Trustees must determine  whether it would be in the best interests of the Fund to dispose of the security.

      The Rating Organizations  currently designated as  nationally-recognized statistical  rating  organizations  by the Securities and Exchange  Commission
(the "SEC") are Standard & Poor's (a division of the  McGraw-Hill  Companies),
Moody's Investors Service,  Inc., Fitch, Inc. and Dominion Bond Rating Service
Limited.  Appendix A to this  Statement  of  Additional  Information  contains descriptions of the rating categories of those Rating  Organizations.  Ratings at the time of purchase  will  determine  whether  securities  may be acquired under the restrictions described above.

      |X|   U.S.  Government   Securities.   U.S.  government  securities  are
obligations  issued or  guaranteed  by the U.S.  government or its agencies or instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and  instrumentalities  that issue or guarantee
securities   include,   but  are  not   limited   to,  the   Federal   Housing
Administration, Farmers Home Administration,  Export-Import Bank of the United
States,   Small  Business   Administration,   Government   National   Mortgage
Association, General Services Administration,  Bank for Cooperatives,  Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal Intermediate
Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities  issued  or  guaranteed  by  U.S.   government  agencies  and
instrumentalities  are not  always  backed by the full faith and credit of the
United  States.  Some,  such as  securities  issued  by the  Federal  National
Mortgage  Association ("Fannie Mae"), are backed by the right of the agency or instrumentality  to  borrow  from the  Treasury.  Others,  such as  securities issued by the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported only by the credit of the  instrumentality  and not by the Treasury.
If the  securities  are not  backed by the full faith and credit of the United
States,  the  purchaser  must  look  principally  to the  agency  issuing  the obligation  for  repayment  and may not be able to assert a claim  against the
United  States  if the  issuing  agency or  instrumentality  does not meet its commitment.

      Among the U.S.  government  securities that may be purchased by the Fund are  "mortgage-backed  securities" of Fannie Mae, Government National Mortgage
Association  ("Ginnie  Mae") and Freddie Mac.  Timely payment of principal and interest  on Ginnie  Mae  pass-through  is  guaranteed  by the full  faith and
credit  of  the  United  States.  These  mortgage-backed   securities  include
"pass-through"  securities  and  "participation  certificates."  Both types of securities  are similar,  in that they  represent  pools of mortgages that are assembled by a vendor who sells  interests in the pool.  Payments of principal and interest by  individual  mortgagors  are passed  through to the holders of the  interests in the pool.  Another type of  mortgage-backed  security is the
"collateralized  mortgage  obligation."  It is similar to a conventional  bond and is secured by groups of individual mortgages.

      |X|   Time  Deposits  and Other Bank  Obligations.  The types of "banks"
whose  securities the Fund may buy include  commercial  banks,  savings banks, and  savings  and loan  associations,  which may or may not be  members of the
Federal  Deposit  Insurance  Corporation.  The Fund may also buy securities of
"foreign banks" that are:
o     foreign  branches of U.S.  banks  (which may be issuers of  "Eurodollar"
            money market instruments),
o     U.S.  branches  and  agencies of foreign  banks (which may be issuers of
            "Yankee dollar" instruments), or
o     foreign branches of foreign banks.

      The Fund may invest in fixed  time  deposits.  These are  non-negotiable deposits in a bank for a specified  period of time at a stated  interest rate.
They may or may not be subject to withdrawal  penalties.  However,  the Fund's investments  in time deposits  that are subject to penalties  (other than time deposits  maturing  in less than 7 days)  are  subject  to the 10%  investment limitation  for investing in illiquid or restricted  securities,  set forth in
"Illiquid and  Restricted  Securities"  in the  Prospectus.  The Fund will buy bank  obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign  bank with total  assets of at least $30.0  billion.
Those asset requirements apply only at the time the obligations are acquired.

      |X|   Insured   Bank   Obligations.   The  Federal   Deposit   Insurance
Corporation  ("FDIC")  insures  the  deposits  of banks and  savings  and loan associations  up to $100,000 per investor.  Within the limits set forth in the
Prospectus,  the Fund may purchase bank  obligations that are fully insured as to  principal  by the FDIC.  To remain fully  insured as to  principal,  these investments  must  currently be limited to $100,000 per bank. If the principal amount  and  accrued  interest  together  exceed  $100,000,  then the  accrued interest in excess of that $100,000 will not be insured.
      |X|   Bank Loan  Participation  Agreements.  The Fund may invest in bank loan participation agreements,  subject to the investment limitation set forth in the  Prospectus as to  investments  in illiquid  securities.  Participation agreements  provide an  undivided  interest in a loan made by the bank issuing the  participation  interest in the  proportion  that the  buyer's  investment bears  to the  total  principal  amount  of  the  loan.  Under  this  type  of arrangement,  the issuing bank may have no  obligation to the buyer other than to pay  principal  and interest on the loan if and when  received by the bank.
Thus,  the Fund must look to the  creditworthiness  of the borrower,  which is obligated  to make  payments of  principal  and  interest on the loan.  If the borrower fails to pay scheduled  principal or interest payments,  the Fund may experience a reduction in income.

      |X|   Asset-Backed  Securities.  These securities,  issued by trusts and special  purpose  corporations,  are  backed  by  pools of  assets,  primarily automobile  and  credit-card  receivables  and home  equity  loans.  They pass through the payments on the  underlying  obligations  to the security  holders
(less   servicing  fees  paid  to  the  originator  or  fees  for  any  credit enhancement).  The value of an asset-backed security is affected by changes in
the   market's   perception   of  the  asset   backing   the   security,   the
creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments  of  principal  and  interest  passed  through  to  holders  of asset-backed  securities  are  typically  supported  by some  form  of  credit enhancement,  such as a letter of credit,  surety bond,  limited  guarantee by another  entity  or having a  priority  to  certain  of the  borrower's  other securities.  The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit  enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any  required  payments of  principal  and interest are not made with respect to the underlying  loans, the Fund may experience  losses or delays in receiving payment.

      The  risks  of  investing  in  asset-backed  securities  are  ultimately dependent  upon payment of consumer loans by the  individual  borrowers.  As a purchaser  of an  asset-backed  security,  the Fund  would  generally  have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments,  which shorten the weighted  average life of asset-backed  securities and may lower their return, in the same manner as for  prepayments of a pool of mortgage loans  underlying mortgage-backed securities.  However,  asset-backed securities do not have the benefit of the same  security  interest  in the  underlying  collateral  as do mortgage-backed securities.

      |X|   Repurchase  Agreements.  In a  repurchase  transaction,  the  Fund acquires a  security  from,  and  simultaneously  resells  it to, an  approved vendor for delivery on an  agreed-upon  future date.  The resale price exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest rate effective for the period during which the  repurchase  agreement is in effect.
An  "approved  vendor" may be a U.S.  commercial  bank,  the U.S.  branch of a foreign bank, or a  broker-dealer  which has been  designated a primary dealer in government  securities.  They must meet the credit  requirements set by the
Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the resale  typically  will occur  within one to five days of the purchase.  The Fund will not enter into a repurchase agreement that will cause more  than  10% of its net  assets  to be  subject  to  repurchase  agreements maturing in more than seven days.

      Repurchase  agreements  are  considered  "loans"  under  the  Investment
Company  Act  of  1940  ("Investment   Company  Act")  collateralized  by  the
underlying  security.  The Fund's  repurchase  agreements  require that at all times while the  repurchase  agreement is in effect,  the  collateral's  value must  equal  or  exceed  the  repurchase  price  to  fully  collateralize  the repayment  obligation.  Additionally,  the Manager  will  monitor the vendor's creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously  monitor the collateral's value.  However, if the vendor fails to pay the  resale  price on the  delivery  date,  the Fund  may  incur  costs in disposing of the collateral  and may  experience  losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive  Order issued by the SEC, the Fund,  along with other affiliated  entities managed by the Manager may transfer uninvested cash balances  into one or more  joint  repurchase  accounts.  These  balances  are invested  in one or more  repurchase  agreements,  secured by U.S.  government securities.  Securities  pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint  repurchase arrangement  requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however, in the event of default by the other party to the  agreement,  retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

      |X|   Floating  Rate/Variable  Rate Obligations.  The Fund may invest in instruments  with floating or variable  interest rates. The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.
The rate on the  investment  is  adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation  is also based on a stated  prevailing  market rate but is adjusted  automatically at a specified  interval of not less than one year.  Some variable rate or floating rate obligations in which the Fund may invest have a demand feature  entitling the  holder  to  demand  payment  of an  amount  approximately  equal  to  the amortized  cost of the  instrument or the principal  amount of the  instrument plus accrued  interest at any time,  or at specified  intervals  not exceeding
397 days. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include  master  demand notes,  which are obligations that permit the Fund to invest fluctuating  amounts in a note. The amount may change  daily  without  penalty,  pursuant  to direct  arrangements between  the Fund,  as the note  purchaser,  and the  issuer of the note.  The interest rates on these notes  fluctuate from time to time. The issuer of this type of  obligation  normally  has a  corresponding  right in its  discretion, after a given  period,  to  prepay  the  outstanding  principal  amount of the obligation plus accrued  interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation  or  depreciation  is less than that for  fixed-rate  obligations having the same maturity.

      Because  these  types of  obligations  are direct  lending  arrangements between  the  note  purchaser  and  issuer  of  the  note,  these  instruments generally will not be traded.  Generally,  there is no  established  secondary market for these types of  obligations,  although they are redeemable from the issuer at face value. Accordingly,  where these obligations are not secured by letters of credit or other credit  support  arrangements,  the Fund's right to redeem them is  dependent  on the ability of the note issuer to pay  principal and interest on demand.  These types of  obligations  usually are not rated by credit rating agencies.  The Fund may invest in obligations that are not rated only if the Manager  determines at the time of investment that the obligations are of  comparable  quality  to the  other  obligations  in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the  creditworthiness of the issuers of the  floating and variable  rate  obligations  in the Fund's portfolio on an ongoing basis.

      |X|   Loans of Portfolio Securities.  To attempt to increase its income, the Fund may lend its  portfolio  securities  to  brokers,  dealers  and other financial  institutions.  These  loans are limited to not more than 25% of the value  of the  Fund's  total  assets  and  are  subject  to  other  conditions described below.  There are some risks in lending  securities.  The Fund could experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovering the loaned securities.  The Fund presently does not intend to lend its securities,  but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Fund's total assets.

      The Fund must receive  collateral for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the loan  collateral  must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S.
government  securities  or  other  cash  equivalents  in  which  the  Fund  is permitted to invest.  To be acceptable as  collateral,  letters of credit must obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the letter.  Such terms and the issuing bank must be  satisfactory to the Fund.

      When it lends securities,  the Fund receives from the borrower an amount equal to the interest paid or the dividends  declared on the loaned securities during the term of the loan. It may also receive  negotiated loan fees and the interest on the  collateral  securities,  less any finders',  custodian  bank, administrative  or other fees the Fund pays in connection  with the loan.  The
Fund may share the interest it receives on the collateral  securities with the borrower  as  long as it  realizes  at  least a  minimum  amount  of  interest required by the lending guidelines established by its Board of Trustees.

      The  Fund  will  not  lend  its  portfolio  securities  to any  officer,
Trustee,  employee or affiliate  of the Fund or its Manager.  The terms of the
Fund's  loans must meet  certain  tests under the  Internal  Revenue  Code and permit the Fund to reacquire  loaned  securities  on five business days notice or in time to vote on any important matter.

      |X|   Illiquid  and  Restricted  Securities.   Under  the  policies  and
procedures   established  by  the  Fund's  Board  of  Trustees,   the  Manager
determines  the  liquidity of certain of the Fund's  investments.  Investments may be illiquid because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price. A restricted  security is one that has a contractual  restriction  on its resale or which cannot be sold publicly  until it is registered  under the Securities
Act of 1933.

      Illiquid  securities  the  Fund  can  buy  include  issues  that  may be redeemed  only by the issuer upon more than seven days notice or at  maturity, repurchase  agreements  maturing in more than seven days,  fixed time deposits subject to  withdrawal  penalties  which  mature in more than seven days,  and other  securities  that  cannot  be sold  freely  due to legal or  contractual restrictions  on resale.  Contractual  restrictions  on the resale of illiquid securities  might  prevent or delay their sale by the Fund at a time when such sale would be desirable.  Illiquid  securities include  repurchase  agreements maturing in more than 7 days, or certain  participation  interests  other than those with puts exercisable within 7 days.

      There are restricted  securities that are not illiquid that the Fund can buy.  They include  certain  master  demand notes  redeemable  on demand,  and short-term  corporate  debt  instruments  that  are  not  related  to  current transactions  of the issuer and therefore are not exempt from  registration as commercial paper.

Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the  holders  of  more  than  50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:
o     The Fund cannot invest in commodities or commodity contracts;
o     The Fund cannot  invest in real estate;  however,  the Fund may purchase debt  securities  issued by companies which invest in real estate or interests therein;
o     The Fund  cannot  purchase  securities  on margin or make short sales of securities;
o     The Fund  cannot  invest in or hold  securities  of any  issuer if those
officers   and   trustees  or  directors  of  the  Fund  or  its  Manager  who beneficially  own  individually  more than1/2of 1% of the  securities  of such issuer together own more than 5% of the securities of such issuer;
o     The Fund cannot underwrite  securities of other companies except insofar as the Fund may be deemed an  underwriter  under the Securities Act of 1933 in connection with the disposition of portfolio securities;
o     The Fund cannot  invest more than 5% of its total  assets in  securities of  companies  that  have  operated  less  than  three  years,  including  the operations of predecessors;
o     The Fund cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities for which assets of the Fund are designated as segregated, or margin,  collateral or escrow arrangements are established,  to cover the related obligations;
o     With respect to 75% of its assets,  the Fund cannot purchase  securities issued or  guaranteed  by any one issuer  (except the U.S.  Government  or its agencies or  instrumentalities),  if more than 5% of the Fund's  total  assets would be  invested  in  securities  of that issuer or Fund would then own more than 10% of that issuer's voting securities;
o     The Fund  cannot  concentrate  investments  to the  extent of 25% of its assets in any  industry;  except for  obligations  of foreign banks or foreign branches of domestic  banks,  time deposits,  other bank  obligations and U.S.
government  securities  as  described  in  the  Prospectus  and  Statement  of
Additional Information;
o     The Fund  cannot  make loans,  except  that the Fund may  purchase  debt instruments  and  repurchase  agreements  as described in the  Prospectus  and
Statement  of  Additional  Information,  and the Fund  may lend its  portfolio
securities  as  described  under  "Loans  of  Portfolio   Securities"  in  the
Statement of Additional Information; or
o     The Fund cannot  borrow money in excess of 10% of the value of its total assets or make any investment  when  borrowings  exceed 5% of the value of its total assets;  it may borrow only as a temporary  measure for extraordinary or emergency  purposes;  no  assets  of the Fund  may be  pledged,  mortgaged  or assigned to secure a debt.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only  at the  time  the  Fund  makes  an  investment  (except  in the  case of borrowing  and  investments  in illiquid  securities).  The Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional  Restrictions  That Are Not  "Fundamental"
Policies?

      The Fund has additional  operating  policies that are not "fundamental,"
and  which  can be  changed  by the  Board  of  Trustees  without  shareholder approval.

      The Fund cannot  invest in  securities  of other  investment  companies, except if it acquires them as part of a merger,  consolidation  or acquisition of assets.

      For purposes of the Fund's policy not to concentrate  its investments in securities of issuers,  the Fund has adopted the industry  classifications set forth in Appendix B to this Statement of Additional  Information.  This is not a fundamental policy.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

Public  Disclosure.  The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the  Fund's  fiscal  quarters in  semi-annual  and annual reports to  shareholders,  or in its Statements of
Investments on Form N-Q, which are publicly available at the SEC.

 Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

 Portfolio  managers and analysts may,  subject to the  Manager's  policies on
    communications   with  the  press  and  other  media,   discuss  portfolio
    information in interviews  with members of the media,  or in due diligence or similar meetings with clients or prospective  purchasers of Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    The Chief Compliance Officer of the Fund and the Manager, Distributor,
    and Transfer Agent (the "CCO") shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------

          A.G. Edwards & Sons           Keijser Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          ABG Securities                Kempen & Co. USA Inc.

          ---------------------------------------------------------
          ---------------------------------------------------------

          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec

          ---------------------------------------------------------
          ---------------------------------------------------------

          Advest                        KeyBanc Capital Markets

          ---------------------------------------------------------
          ---------------------------------------------------------

          AG Edwards                    Leerink Swan

          ---------------------------------------------------------
          ---------------------------------------------------------

          American Technology Research  Legg Mason

          ---------------------------------------------------------
          ---------------------------------------------------------

          Auerbach Grayson              Lehman

          ---------------------------------------------------------
          ---------------------------------------------------------

          Banc of America Securities    Lehman Brothers

          ---------------------------------------------------------
          ---------------------------------------------------------

          Barclays                      Lipper

          ---------------------------------------------------------
          ---------------------------------------------------------

          Baseline                      Loop Capital Markets

          ---------------------------------------------------------
          ---------------------------------------------------------

          Bear Stearns                  MainFirst Bank AG

          ---------------------------------------------------------
          ---------------------------------------------------------

          Belle Haven                   Makinson Cowell US Ltd

          ---------------------------------------------------------
          ---------------------------------------------------------

          Bloomberg                     Maxcor Financial

          ---------------------------------------------------------
          ---------------------------------------------------------

          BNP Paribas                   Merrill

          ---------------------------------------------------------
          ---------------------------------------------------------

          BS Financial Services         Merrill Lynch

          ---------------------------------------------------------
          ---------------------------------------------------------

          Buckingham Research Group     Midwest Research

          ---------------------------------------------------------
          ---------------------------------------------------------

          Caris & Co.                   Mizuho Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          CIBC World Markets            Morgan Stanley

          ---------------------------------------------------------
          ---------------------------------------------------------

          Citigroup                     Morningstar

          ---------------------------------------------------------
          ---------------------------------------------------------

          Citigroup Global Markets      Natexis Bleichroeder

          ---------------------------------------------------------
          ---------------------------------------------------------

          Collins Stewart               Ned Davis Research Group

          ---------------------------------------------------------
          ---------------------------------------------------------

          Craig-Hallum Capital Group LLCNomura Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.

          ---------------------------------------------------------
          ---------------------------------------------------------

          Credit Suisse First Boston    Pacific Crest Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          Daiwa Securities              Pacific Growth Equities

          ---------------------------------------------------------
          ---------------------------------------------------------

          Davy                          Petrie Parkman

          ---------------------------------------------------------
          ---------------------------------------------------------

          Deutsche Bank                 Pictet

          ---------------------------------------------------------
          ---------------------------------------------------------

          Deutsche Bank Securities      Piper Jaffray Inc.

          ---------------------------------------------------------
          ---------------------------------------------------------

          Dresdner Kleinwort WassersteinPlexus

          ---------------------------------------------------------
          ---------------------------------------------------------

          Emmet & Co                    Prager Sealy & Co.

          ---------------------------------------------------------
          ---------------------------------------------------------

          Empirical Research            Prudential Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          Enskilda Securities           Ramirez & Co.

          ---------------------------------------------------------
          ---------------------------------------------------------

          Essex Capital Markets         Raymond James

          ---------------------------------------------------------
          ---------------------------------------------------------

          Exane BNP Paribas             RBC Capital Markets

          ---------------------------------------------------------
          ---------------------------------------------------------

          Factset                       RBC Dain Rauscher

          ---------------------------------------------------------
          ---------------------------------------------------------

          Fidelity Capital Markets      Research Direct

          ---------------------------------------------------------
          ---------------------------------------------------------

          Fimat USA Inc.                Robert W. Baird

          ---------------------------------------------------------
          ---------------------------------------------------------

          First Albany                  Roosevelt & Cross

          ---------------------------------------------------------
          ---------------------------------------------------------

          First Albany Corporation      Russell Mellon

          ---------------------------------------------------------
          ---------------------------------------------------------

          Fixed Income Securities       Ryan Beck & Co.

          ---------------------------------------------------------
          ---------------------------------------------------------

          Fortis Securities             Sanford C. Bernstein

          ---------------------------------------------------------
          ---------------------------------------------------------

          Fox-Pitt, Kelton              Scotia Capital Markets

          ---------------------------------------------------------
          ---------------------------------------------------------

          Friedman, Billing, Ramsey     SG Cowen & Co.

          ---------------------------------------------------------
          ---------------------------------------------------------

          Fulcrum Global Partners       SG Cowen Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          Garp Research                 Soleil Securities Group

          ---------------------------------------------------------
          ---------------------------------------------------------

          George K Baum & Co.           Standard & Poors

          ---------------------------------------------------------
          ---------------------------------------------------------

          Goldman                       Stone & Youngberg

          ---------------------------------------------------------
          ---------------------------------------------------------

          Goldman Sachs                 SWS Group

          ---------------------------------------------------------
          ---------------------------------------------------------

          HSBC                          Taylor Rafferty

          ---------------------------------------------------------
          ---------------------------------------------------------

          HSBC Securities Inc           Think Equity Partners

          ---------------------------------------------------------
          ---------------------------------------------------------

          ING Barings                   Thomas Weisel Partners

          ---------------------------------------------------------
          ---------------------------------------------------------

          ISI Group                     UBS

          ---------------------------------------------------------
          ---------------------------------------------------------

          Janney Montgomery             Wachovia

          ---------------------------------------------------------
          ---------------------------------------------------------

          Jefferies                     Wachovia Corp

          ---------------------------------------------------------
          ---------------------------------------------------------

          Jeffries & Co.                Wachovia Securities

          ---------------------------------------------------------
          ---------------------------------------------------------

          JP Morgan                     Wescott Financial

          ---------------------------------------------------------
          ---------------------------------------------------------

          JP Morgan Securities          William Blair

          ---------------------------------------------------------
          ---------------------------------------------------------

          JPP Eurosecurities            Yieldbook

          ---------------------------------------------------------
          ---------------------------------------------------------

          Keefe, Bruyette & Woods

          ---------------------------------------------------------

How the Fund Is Managed

Organization  and  History.  The Fund is an  open-end  diversified  management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial  interest.  The  Fund was  organized  as a  Massachusetts  business trust in 1988.

      |X|               Classes  of  Shares.   The  Trustees  are  authorized,
without shareholder  approval, to create new series and classes of shares. The
Trustees may reclassify  unissued shares of the Fund into additional series or classes of shares.  The  Trustees  also may divide or combine  the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial interest of a shareholder in the Fund. Shares do not have  cumulative  voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has four classes of shares:  Class A, Class B, Class
C, and Class N. All  classes  invest in the same  investment  portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may  have  a  different  net  asset  value   (although  this  is  highly
         unlikely),
o     may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

      |X|                                 Meetings  of   Shareholders.   As  a
Massachusetts  business trust,  the Fund is not required to hold, and does not
plan  to  hold,  regular  annual  meetings  of  shareholders,   but  may  hold
shareholder  meetings from time to time on important  matters or when required to do so by the Investment Company Act of 1940 (the "Investment  Company Act")
or  other  applicable  law.  Shareholders  have  the  right,  upon a  vote  or declaration  in writing of two-thirds of the  outstanding  shares of the Fund, to  remove  a  Trustee  or to  take  other  action  described  in  the  Fund's
Declaration of Trust.

      The Trustees will call a meeting of  shareholders to vote on the removal of a Trustee  upon the  written  request of the  record  holders of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the
Fund's   shareholder   list   available  to  the   applicants  or  mail  their
communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's  outstanding  shares.  The Trustees may also take other action as permitted by the Investment Company Act.

      |X|               Shareholder   and   Trustee   Liability.   The  Fund's
Declaration of Trust contains an express  disclaimer of shareholder or Trustee liability for the Fund's  obligations.  It also  provides for  indemnification and  reimbursement  of expenses out of the Fund's property for any shareholder held  personally  liable for its  obligations.  The  Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or obligation of the Fund and shall satisfy any  judgment on that claim.  Massachusetts  law  permits a  shareholder  of a business trust (such as the Fund) to be held personally  liable as a "partner"
under certain  circumstances.  However,  the risk that a Fund shareholder will incur  financial  loss from being held  liable as a  "partner"  of the Fund is limited  to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under its
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and  Oversight  Committees.  The Fund is governed by a Board
of  Trustees,   which  is   responsible   for   protecting  the  interests  of
shareholders   under   Massachusetts   law.  The  Trustees  meet  periodically
throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit  Committee,  a Review  Committee  and
Governance  Committee.  The Audit Committee is comprised solely of Independent
Trustees.   The  members  of  the  Audit   Committee  are  Edward  L.  Cameron
(Chairman),  George C. Bowen,  Robert J. Malone and F. William  Marshall,  Jr.
The Audit  Committee held _ meetings  during the Fund's fiscal year ended July
31,  2005.  The  Audit  Committee  furnishes  the Board  with  recommendations regarding  the  selection  of the  Fund's  independent  auditors.  Other  main functions  of the Audit  Committee  outlined in the Audit  Committee  Charter, include,  but are not  limited  to:  (i)  reviewing  the scope and  results of financial statement audits and the audit fees charged;  (ii) reviewing reports from the Fund's Auditors regarding the Fund's internal  accounting  procedures
and  controls;   (iii)  review  reports  from  the  Manager's  Internal  Audit
Department;  (iv)  maintaining  a separate line of  communication  between the
Fund's  Auditors and the Trustees who are not  "interested  persons" under the
Investment  Company  Act  (the  "Independent  Trustees");  (v)  reviewing  the independence of the Fund's Auditors;  and (vi)  pre-approving the provision of any non-audit  services by the Fund's Auditors,  including tax services,  that are not  prohibited by the  Sarbanes-Oxley  Act, to the Fund,  the Manager and
certain affiliates of the Manager.

      The  members  of the  Review  Committee  are Jon S.  Fossel  (Chairman),
Robert G. Avis, Sam Freedman and Beverly  Hamilton.  The Review Committee held
__ meetings  during the fiscal year ended July 31, 2005.  Among other  duties, as set forth in the Review Committee's  Charter,  the Review Committee reviews reports and makes  recommendations  to the Board  concerning  the fees paid to the  Fund's  transfer  agent  and the  services  provided  to the  Fund by the transfer agent and the Manager.  The Review  Committee also reviews the Fund's investment  performance  and  policies and  procedures  adopted by the Fund to comply with Investment Company Act and other applicable law.

      The members of the Governance Committee are Robert J. Malone
(Chairman), William Armstrong, Beverly Hamilton and F. William Marshall, Jr.
The Governance Committee held ___ meetings during the Fund's fiscal year ended July 31, 2005. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance
Committee reviews and oversees the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics and the nomination of Trustees, including
Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Fund. The Governance
Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and independent
Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders.  The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address above. The
Governance Committee will consider if a different process should by recommended to the Board.

Trustees  and  Officers  of the  Fund.  Except  for  Mr.  Murphy,  each of the
Trustees is an "Independent  Trustee,"  under the Investment  Company Act. Mr.
Murphy is an "Interested  Trustee,"  because he is affiliated with the Manager by virtue of his  positions as an officer and director of the Manager,  and as a shareholder  of its parent  company.  Mr. Murphy was elected as a Trustee of the Fund  with the  understanding  that in the event he ceases to be the chief executive officer of the Manager,  he will resign as a Trustee of the Fund and the  other  Board II Funds  (defined  below)  for  which  he is a  trustee  or director.

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust III
Oppenheimer Capital Income Fund            Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Champion Income Fund           Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                Panorama Series Fund, Inc.
Oppenheimer International Bond Fund

                                           Centennial  California  Tax  Exempt
Oppenheimer Limited-Term Government Fund   Trust
Oppenheimer Main Street Funds, Inc.        Centennial Government Trust
Oppenheimer Main Street Opportunity Fund   Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Main Street Small Cap Fund     Trust
Oppenheimer Municipal Fund                 Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust
Oppenheimer Principal Protected Trust II

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs. Murphy, Petersen,  Vandehey,  Vottiero,  Weiss, Wixted and Zack,
and  Mses.  Bloomberg,  Ives,  Lee and  Wolf  who are  officers  of the  Fund, respectively  hold the same  offices  with one or more of the  other  Board II
Funds as with the Fund.  As of September  30, 2005,  the Trustees and officers of the Fund as a group  owned of record or  beneficially  less than 1% of each class of  shares  of the  Fund.  The  foregoing  statement  does  not  reflect ownership of shares held of record by an employee  benefit plan for  employees of the Manager,  other than the shares  beneficially  owned under that plan by the officers of the Fund listed above.  In addition,  none of the  Independent
Trustees  (nor any of their  immediate  family  members),  own  securities  of either  the  Manager  or  Distributor  of any entity  directly  or  indirectly controlling,  controlled  by or under common  control  with the  Manager,  the
Distributor of the Board II Funds.

      The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the chart below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised
Funds").

      The  address of each  Trustee in the chart  below is 6803 S. Tucson Way,
Centennial,  CO 80112-3924.  Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal  Occupation(s)  During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number  of  Portfolios  in  Fund  Complex Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                          As  of  December   31,

                                                              2004

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William          L. Chairman   of   the   following   private $None      Over
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Chairman   of   the Mortgage     Company     (since    1991),
Board of Trustees   Centennial  State Mortgage Company (since
Since 2003 and      1994),  and The El Paso Mortgage  Company
Trustee since 2000  (since  1993);  Chairman of the following
Age: 68             private   companies:   Ambassador   Media
                    Corporation  (since  1984)  and  Broadway
                    Ventures  (since  1984);  Director of the
                    following:  Helmerich & Payne,  Inc. (oil
                    and  gas   drilling/production   company)
                    (since 1992),  Campus  Crusade for Christ
                    (since  1991) and the Bradley  Foundation
                    (since  2002);  former  Chairman  of  the
                    following:  Transland Financial Services,
                    Inc.  (private  mortgage banking company)
                    (1997-2003),   Great  Frontier  Insurance
                    (insurance agency) (1995-2000),  Fronteir
                    Real  Estate,   Inc.   (residential  real
                    estate    brokerage)    (1994-2000)   and
                    Frontier Title (title  insurance  agency)
                    (1995-2000);   former   Director  of  the
                    following:   UNUM  Provident   (insurance
                    company)  (1991-2004)m Storage Technology
                    Corporation  (computer equipment Company)
                    (1991-2003)  and   International   Family
                    Entertainment     (television    channel)
                    (1992-1997);    U.S.   Senator   (January
                    1979-January    1991).     Oversees    38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,     Director and  President  of A.G.  Edwards $None      $Over
Trustee since 1993  Capital,   Inc.   (General   Partner   of            $100,000
Age: 74             private  equity  funds)  (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,   Inc.   (until   March   2000);
                    Director  of A.G.  Edwards  & Sons,  Inc.
                    (brokerage   company)  (until  2000)  and
                    A.G.  Edwards Trust  Company  (investment
                    adviser) (until  2000);Vice  Chairman and
                    Director  of A.G.  Edwards,  Inc.  (until
                    March  1999);   Vice   Chairman  of  A.G.
                    Edwards & Sons,  Inc. (until March 1999);
                    Chairman of A.G.  Edwards  Trust  Company
                    (until  March  1999);  and  A.G.E.  Asset
                    Management  (investment  advisor)  (until
                    March 1999).  Oversees 38  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    Assistant   Secretary   and  Director  of $None      Over
Trustee since 1998  Centennial Asset  Management  Corporation            $100,000
Age: 68             (December  1991-April  1999);  President,
                    Treasurer   and  Director  of  Centennial
                    Capital   Corporation   (June  1989-April
                    1999);   Chief   Executive   Officer  and
                    Director of  MultiSource  Services,  Inc.
                    (March  1996-April  1999); Mr. Bowen held
                    several  positions  with the  Manager and
                    with  subsidiary or affiliated  companies
                    of  the  Manager  (September   1987-April
                    1999).  Oversees  38  portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,  Member of The Life Guard of Mount  Vernon None       $50,001-
Trustee since 2000  (George   Washington   historical   site)            $100,000
Age: 67             (since  June  2000).  Director of Genetic
                    ID,   Inc.   (biotech   company)   (March
                    2001-May      2002);      Partner      at
                    PricewaterhouseCoopers   LLP  (accounting
                    firm) (July  1974- June  1999);  Chairman
                    of   Price    Waterhouse    LLP    Global
                    Investment  Management  Industry Services
                    Group (July 1994-June 1998).  Oversees 38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Director  of   UNUMPorvident   (insurance None       Over
Trustee since 1990  company)  (since June 2002);  Director of            $100,000
Age: 63             Northwestern    Energy   Corp.    (public
                    utility   corporation)   (since  November
                    2004);  Director of P.R.  Pharmaceuticals
                    (October  1999-October 2003); Director of
                    Rocky     Mountain     Elk     Foundation
                    (non-profit    organization)    (February
                    1998-February    2003);    Chairman   and
                    Director   (until   October   1996)   and
                    President  and  Chief  Executive  Officer
                    (until  October  1995)  of  the  Manager;
                    President  Chief  Executive  Officer  and
                    Director  of the  following:  Oppenheimer
                    Acquisition    Corp.    ("OAC")   (parent
                    holding    company   of   the   Manager),
                    Shareholders    Services,     Inc.    and
                    Shareholder   Financial  Services,   Inc.
                    (until   October   1995).   Oversees   38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director of Colorado  Uplift  (charitable None       Over
Trustee since 1996  organization)   (since  September  1984).            $100,000
Age: 64             Mr. Freedman held several  positions with
                    the  Manager  and  with   subsidiary   or
                    affiliated   companies   of  the  Manager
                    (until   October   1994).   Oversees   38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L.          Trustee   of   Monterey   Institute   for None       $10,001-$50,000
Hamilton,           International     Studies    (educational
Trustee since 2002  organization)   (since   February  2000);
Age: 58             Director of The  California  Endowment (a
                    philanthropic  organization) (since April
                    2002);  Director of Community Hospital of
                    Monterey    Peninsula   (since   February
                    2002);   Director  of  Emerging   Markets
                    Growth Fund,  Inc.  (mutual  fund) (since
                    October   1991);    President   of   ARCO
                    Investment  Management  Company (February
                    1994-April    2000);    Member   of   the
                    investment  committees of The Rockefeller
                    Foundation   and  of  The  University  of
                    Michigan;  Advisor at Credit Suisse First
                    Boston's   Sprout  venture  capital  unit
                    (venture   capital  fund)   (1994-January
                    2005);  Trustee of MML Series  Investment
                    Fund    (investment    company)    (April
                    1989-June    2004);    Member    of   the
                    investment    committee    of    Hartford
                    Hospital    (2000-2003);    Advisor    to
                    Unilever     (Holland)    pension    fund
                    (2000-2003);  Oversees 38  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Chairman,  Chief  Executive  Officer  and None       Over
Trustee since 2002  Director  of  Steele  Street  State  Bank            $100,000
Age: 61             (commercial    banking)   (since   August
                    2003);   Director  of   Colorado   UpLIFT
                    (charitable  organization)  (since 1986);
                    Trustee   of   the    Gallagher    Family
                    Foundation   (non-profit    organization)
                    (since  2000).  Former,  Chairman of U.S.
                    Bank-Colorado    (subsidiary    of   U.S.
                    Bancorp and  formerly  Colorado  National
                    Bank,) (July 1996-April  1999);  Director
                    of Commercial  Assets,  Inc. (real estate
                    investment trust)  (1993-2000),  Director
                    Jones  Knowledge,  Inc.  (2001-July 2004)
                    and  Director of U.S.  Exploration,  Inc.
                    (oil and gas exploration)  (1997-February
                    2004).  Oversees  38  portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F.          William Trustee  of   MassMutual   Select   Funds None       Over
Marshall, Jr.,      (formerly   Mass   Mutual   Institutional            $100,000
Trustee since 2000  Funds) (investment  company) (since 1996)
Age: 63             and   MML    Series    Investment    Fund
                    (investment  company)  (since 1996),  the
                    Springfield     Library     and    Museum
                    Association  (museums)  (since  1995) and
                    the    Community    Music    School    of
                    Springfield  (music school) (since 1996);
                    Chairman  and  Trustee  (since  2003) and
                    Chairman  of  the  Investment   Committee
                    (since  1994) of the  Worcester  Polytech
                    Institute      (private      university);
                    President  and Treasurer of the SIS Funds
                    (private  charitable fund) (since January
                    1999);  Chairman  of SIS &  Family  Bank,
                    F.S.B.  (formerly  SIS Bank)  (commercial
                    bank (January 1999-July 1999);  member of
                    the    Investment    Committee   of   the
                    Community     Foundation    of    Western
                    Massachusetts  (1998-2003);and  Executive
                    Vice   President   of  Peoples   Heritage
                    Financial Group,  Inc.  (commercial bank)
                    (January  1999-July  1999).  Oversees  38
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------

      The  address  of Mr.  Murphy in the chart  below is Two World  Financial
Center,  225 Liberty  Street-11th  Floor, New York, NY 10281-1008.  Mr. Murphy
serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                              As  of  December   31,
                                                              2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman,   Chief  Executive  Officer  and $None      Over
President and      director  (since June 2001) and  President            $100,000
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 55            President   and  Director  or  Trustee  of
                   other  Oppenheimer  funds;  President  and
                   Director   of  OAC   and  of   Oppenheimer
                   Partnership   Holdings,    Inc.   (holding
                   company  subsidiary of the Manager) (since
                   July 2001);  Director of  OppenheimerFunds
                   Distributor,  Inc.  (a  subsidiary  of the
                   Manager) (since  November 2001);  Chairman
                   and  Director  of  Shareholder   Services,
                   Inc.   and   of   Shareholder    Financial
                   Services,     Inc.     (transfer     agent
                   subsidiaries  of the Manager)  (since July
                   2001);    President    and   Director   of
                   OppenheimerFunds       Legacy      Program
                   (charitable  trust program  established by
                   the Manager)  (since July 2001);  Director
                   of  the  following   investment   advisory
                   subsidiaries    of   the   Manager:    OFI
                   Institutional   Asset  Management,   Inc.,
                   Centennial Asset  Management  Corporation,
                   Trinity Investment Management  Corporation
                   and  Tremont  Capital   Management,   Inc.
                   (since November 2001),  HarbourView  Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November  1,  2001) and
                   Director  (since July 2001) of Oppenheimer
                   Real  Asset  Management,  Inc.;  Executive
                   Vice  President  of  Massachusetts  Mutual
                   Life   Insurance   Company  (OAC's  parent
                   company) (since  February 1997);  Director
                   of DLB  Acquisition  Corporation  (holding
                   company    parent   of   Babson    Capital
                   Management LLC) (since June 1995);  Member
                   of  the  Investment  Company   Institute's
                   Board  of  Governors   (since  October  3,
                   2003);  Chief  Operating  Officer  of  the
                   Manager   (September    2000-June   2001);
                   President   and   Trustee  of  MML  Series
                   Investment  Fund  and  MassMutual   Select
                   Funds  (open-end   investment   companies)
                   (November  1999-November  2001);  Director
                   of C.M. Life Insurance Company  (September
                   1999-August   2000);   President,    Chief
                   Executive  Officer and Director of MML Bay
                   State Life  Insurance  Company  (September
                   1999-August  2000);  Director  of  Emerald
                   Isle Bancorp and Hibernia  Savings Bank (a
                   wholly-owned  subsidiary  of Emerald  Isle
                   Bancorp) (June 1989-June  1998).  Oversees
                   66 portfolios as  Trustee/Director  and 20
                   portfolios     as     Officer    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the  Officers  in the chart below is as follows:  for Mr.
Gillespie and Zack and Ms. Bloomberg,  Two World Financial Center, 225 Liberty
Street-11th Floor, New York, NY 10281-1008,  for Messrs.  Petersen,  Vandehey,
Vottiero,  Weiss and  Wixted  and Mses.  Ives and Wolf,  6803 S.  Tucson  Way,
Centennial,  CO  80112-3924.  Each Officer  serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Barry D. Weiss, Vice    Vice  President  of the  Manager  (since  July  2001) and of
President and Portfolio HarbourView Asset Management  Corporation (since June 2003);
Manager since 2001      an officer of 6 portfolios in the OppenheimerFunds  complex.
Age: 41                 Formerly  Assistant Vice President and Senior Credit Analyst

                        of the Manager (February  2000-June 2001).  Prior to joining the Manager in February  2000,  he was  Associate  Director,
                        Structured  Finance,  Fitch IBCA Inc. (April 1998 - February
                        2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Carol  E.  Wolf,   Vice Senior Vice  President of the Manager  (since June 2000) and
President               of  HarbourView  Asset  Management  Corporation  (since June
and Portfolio Manager   2003);  an officer of 6 portfolios  in the  OppenheimerFunds
since 1998              complex.  Formerly Vice  President of the Manager (June 1990

Age: 53                 - June 2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice  President and Chief  Compliance  Officer of the
Vice President and      Manager    (since   March   2004);    Vice    President   of
Chief Compliance        OppenheimerFunds   Distributor,   Inc.,   Centennial   Asset
Officer since 2004      Management  Corporation and Shareholder Services, Inc (since
Age:  55                June 1983).  Vice  President and Director of Internal  Audit
                        of  the  Manager  (1997-February  2004).  An  officer  of 86 portfolios in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer of the Manager  (since
Treasurer since 1999    March 1999);  Treasurer of the following:  HarbourView Asset
Age: 45                 Management  Corporation,   Shareholder  Financial  Services,
                        Inc.,  Shareholder  Services,  Inc.,  Oppenheimer Real Asset
                        Management   Corporation,    and   Oppenheimer   Partnership
                        Holdings,   Inc.   (since  March   1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000),  of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since  May
                        2000), of OFI Institutional  Asset  Management,  Inc. (since
                        November  2000),  and  of  OppenheimerFunds  Legacy  Program
                        (since June 2003);  Treasurer and Chief Financial Officer of
                        OFI Trust Company (trust company  subsidiary of the Manager)
                        (since  May 2000);  Assistant  Treasurer  of the  following:
                        OAC  (since   March   1999),.Centennial   Asset   Management
                        Corporation (March  1999-October 2003) and  OppenheimerFunds
                        Legacy Program (April 2000-June  2003).  Principal and Chief
                        Operating  Officer  of  Bankers  Trust  Company-Mutual  Fund
                        Services  Division (March 1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,         Assistant  Vice  President  of  the  Manager  (since  August
Assistant Treasurer     2002);   Manager/Financial   Product  Accounting   (November
since 2004              1998-July 2002) of the Manager.  An officer of 86 portfolios
Age: 35                 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice President/Fund Accounting of the Manager (since March
Assistant     Treasurer 2002); Vice President/Corporate Accounting of the Manager
since 2002              (July 1999-March 2002); Chief Financial Officer at Sovlink
Age: 42                 Corporation (April 1996-June 1999). An officer of 86

                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Vice     President    & Counsel (since March 2002) of the Manager;  General  Counsel
Secretary since 2001    and  Director  of the  Distributor  (since  December  2001);
Age: 57                 General Counsel of Centennial Asset  Management  Corporation
                        (since  December  2001);  Senior Vice  President and General
                        Counsel of HarbourView Asset Management  Corporation  (since
                        December 2001);  Secretary and General Counsel of OAC (since
                        November 2001);  Assistant  Secretary (since September 1997)
                        and  Director  (since  November  2001)  of  OppenheimerFunds
                        International Ltd. and OppenheimerFunds  plc; Vice President
                        and  Director  of  Oppenheimer  Partnership  Holdings,  Inc.
                        (since  December 2002);  Director of Oppenheimer  Real Asset
                        Management,   Inc.(since   November   2001);   Senior   Vice
                        President,  General  Counsel  and  Director  of  Shareholder
                        Financial Services,  Inc., Shareholder Services, Inc. (since
                        December 2001),  Senior Vice President,  General Counsel and
                        Director  of OFI  Private  Investments,  Inc.  and OFI Trust
                        Company   (since   November   2001);   Vice   President   of
                        OppenheimerFunds  Legacy Program  (since June 2003);  Senior
                        Vice  President  and  General  Counsel of OFI  Institutional
                        Asset  Management,  Inc.  (since  November  2001);  Director
                        (since June 2003) of OppenheimerFunds  (Asia) Limited (since
                        December  2003);  Senior Vice President  (May  1985-December
                        2003), Acting General Counsel (November  2001-February 2002)
                        and Associate  General  Counsel (May  1981-October  2001) of
                        the  Manager;   Assistant   Secretary   of  the   following:
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November 2001);  Shareholder  Financial Services,  Inc.
                        (November    1989-November   2001),   and   OppenheimerFunds
                        International  Ltd.  (September   1997-November   2001).  An
                        officer of 86 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice  President and Associate  Counsel of the Manager (since
Assistant Secretary     May 2004);  First Vice President  (April  2001-April  2004),
since 2004              Associate  General  Counsel   (December   2000-April  2004),
Age:  37                Corporate   Vice  President   (May   1999-April   2001)  and
                        Assistant  General Counsel (May  1999-December  2000) of UBS
                        Financial    Services    Inc.     (formerly,     PaineWebber
                        Incorporated).   An   officer  of  86   portfolios   in  the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant     Secretary Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 39                 October  2003) of the  Distributor;  Assistant  Secretary of
                        Centennial  Asset  Management   Corporation  (since  October
                        2003);   Vice   President   and   Assistant   Secretary   of
                        Shareholder Services,  Inc.(since 1999); Assistant Secretary
                        of  OppenheimerFunds   Legacy  Program  and  of  Shareholder
                        Financial  Services,  Inc. (since December 2001).  Assistant
                        Counsel  of  the  Manager  (August  1997-October  2003).  An
                        officer of 86 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie    Senior  Vice  President  and Deputy  General  Counsel of the
Assistant     Secretary Manager  (since  September   2004);   First  Vice  President
since 2004              (2000-September  2004),  Director  (2000-September 2004) and
Age: 41                 Vice  President  (1998-2000)  of  Merrill  Lynch  Investment
                        Management.   An   officer   of   86   portfolios   in   the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

      |X|   Remuneration of Trustees. The officers of the Fund and one
Trustee of the Fund (Mr. Murphy) are affiliated with the Manager and receive no salary or fee from the Fund.  The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended July 31, 2004. The compensation from all 38 of the Board II Funds
(including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2003.

-------------------------------------------------------------------------------
Trustee Name and Other Fund             Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)              Fund(1)               Trustees*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

William L. Armstrong                       $____                 $____

Chairman of the Board and
Governance Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Avis                             $____                 $____

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                            $____                 $____

Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Edward L. Cameron                          $____                 $____

Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                              $____                 $____

Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                               $____                 $____

Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Beverly Hamilton                         $____(2)            $____(3), (4)
Review Committee Member and
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone                          $___(5)               $____(3)

Governance Committee Chairman
and Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F. William Marshall, Jr.

Audit Committee Member and                 $____                $____(6)
Governance Committee Member

-------------------------------------------------------------------------------

"1.   Aggregate   Compensation   from  Fund"   includes   fees  and   deferred
   compensation, if any.
In accordance with SEC regulations, for purposes of this section only, "Fund
   Complex" includes the Oppenheimer funds, the MassMutual Select Funds and the MML Series Investment Fund, the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the following: MassMutual Premier International Equity
   Fund, MassMutual Premier Main Street Fund, MassMutual Premier Strategic
   Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual
   Premier Global Fund. The Manager does not consider MassMutual
   Institutional Funds, MassMutual Select Funds and MML Series Investment
   Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.    Includes  $___ deferred by Ms.  Hamilton  under  "Deferred  Compensation
   Plan" described below.
4.    Includes $___  deferred by Mr.  Malone under the "Deferred  Compensation
   Plan described below.
5.    Includes  $____ deferred by Ms.  Hamilton under a deferred  compensation plan" for  serving  as a Trustee  for  MassMutual  Select  Funds  (formerly
   MassMutual  Institutional Funds) and MML Series Investment Fund (until June
   30, 2004).
6.    Includes  $___  Compensation  paid  to Mr.  Marshall  for  serving  as a
   Trustee for Mass Mutual Select Funds and MML Series Investment Fund.

* For purposes of this section only,  "Fund Complex"  includes the Oppenheimer funds,  MassMutual  Select Funds and MML Series  Investment Fund in accordance
with  the   instructions   for  Form  N-1A.  The  Manager  does  not  consider
MassMutual  Select  Funds  and MML  Series  Investment  Fund to be part of the
OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

      |X|   Deferred  Compensation  Plan for  Trustees.  The Board of Trustees
has  adopted  a  Deferred  Compensation  Plan for  Independent  Trustees  that enables them to elect to defer  receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the Trustee  under this plan will be  determined based upon the performance of the selected funds.

      Deferral of Trustees'  fees under this plan will not  materially  affect the Fund's  assets,  liabilities  or net income per share.  This plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC,  the Fund may invest in the funds  selected by the  Trustee  under this plan without shareholder  approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

         |X|      Major Shareholders.  As of October __, 2005 no persons owned of  record  or was  known  by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The  Code  of  Ethics  is  an  exhibit  to  the  Fund's  registration statement  filed  with the SEC and can be  reviewed  and  copied  at the SEC's
Public  Reference Room in Washington,  D.C. You can obtain  information  about the hours of  operation  of the Public  Reference  Room by calling  the SEC at
1.202.942.8090.  The Code of Ethics  can also be viewed as part of the  Fund's registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet website at  www.sec.gov.  Copies may be obtained,  after paying a  duplicating
            -----------
fee,   by   electronic    request   at   the   following    E-mail    address:
publicinfo@sec.gov.,  or by writing  to the SEC's  Public  Reference  Section,
-------------------
Washington, D.C. 20549-0102

   |X|      The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects investments for the Fund's portfolio and handles its day-to-day business.
That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory  agreement are paid by the Distributor under the general  distributor agreement.  The  advisory  agreement  lists  examples of expenses  paid by the
Fund.  The  major  categories  relate  to  interest,  taxes,  fees to  certain
Trustees,  legal and audit  expenses,  custodian and transfer agent  expenses,
share  issuance   costs,   certain   printing  and   registration   costs  and
non-recurring  expenses,  including litigation costs. The management fees paid by the Fund to the  Manager  are  calculated  at the  rates  described  in the
Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares based upon the relative  proportion  of the Fund's net assets  represented by that class.  The management fees paid by the Fund to the Manager during its last three fiscal years were:

  -----------------------------------------------------------------------------
  Fiscal Year ended 7/31    Management Fee Paid to OppenheimerFunds, Inc.
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2003                      $4,215,556*
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2004                      $3,230,456*
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  2005                      $_____

  -----------------------------------------------------------------------------

*  Effective  December  6,  2002,  the  Manager  agreed  to limit  the  Fund's management  fees to 0.40% of average net assets for each class.  That  expense limitation  can be amended or terminated at any time without  advance  notice.
If the  management  fee had not  been  reduced,  the  management  fee paid for fiscal  years  2003  and 2004  would  have  been  $4,619,828  and  $3,804,838, respectively.

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss  resulting from a good faith  error or  omission  on its part with  respect to any of its duties under the agreement.

The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name
"Oppenheimer" as part of its name.

  Portfolio Managers. The Fund's portfolio is managed by Barry D. Weiss and
Carol E. Wolf (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the Fund's investments.

|X|   Other Accounts Managed.  In addition to managing the Fund's investment portfolio, each Portfolio Manager also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by each Portfolio
            Manager as of July 31, 2005. No account has a performance-based advisory fee:

        Portfolio              Total                   Total           Total
                                                     Assets in
                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts
         Manager      Managed   Managed*   Managed   Managed*   ManagedManaged*

     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

                         4                  None                 None
      Barry D. Weiss             $______                     $0               $0

     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

                         4                  None                 None
      Carol E. Wolf              $______                     $0               $0

       *  In millions.

           As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies.  For example, the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the
      Manager could have an incentive to favor the other fund or account.
      However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another.
      It is possible, of course, that those compliance procedures and the
      Code of Ethics may not always be adequate to do so.  At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

      Compensation of the Portfolio Manager.  The Fund's Portfolio Managers
      are employed and compensated by the Manager, not the Fund. Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of July 31, 2005 the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
      Senior portfolio managers may also be eligible to participate in the
      Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Trust is Lipper
      - Money Market Instrument Fund.  Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.
      The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the
      Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

             Ownership of Fund Shares.  As of July 31, 2005 each
      Portfolio Manager beneficially owned shares of the Trust as follows:

            ----------------------------------------------------------

                                                Range of Shares
                                                  Beneficially
                  Portfolio Manager            Owned in the Fund

            ----------------------------------------------------------
            ----------------------------------------------------------

            Barry D. Weiss

            ----------------------------------------------------------
            ----------------------------------------------------------

            Carol E. Wolf

            ----------------------------------------------------------

      |X|   Portfolio   Transactions.   Portfolio  decisions  are  based  upon
recommendations  and judgment of the Manager subject to the overall  authority of the  Board of  Trustees.  Most  purchases  made by the  Fund are  principal transactions at net prices,  so the Fund incurs little or no brokerage  costs.
The Fund deals  directly  with the selling or  purchasing  principal or market maker  without  incurring  charges for the  services of a broker on its behalf unless  the  Manager  determines  that a  better  price  or  execution  may be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter,  and purchases from dealers include a spread between the bid and asked prices.

      The  Fund  seeks  to  obtain  prompt  execution  of  orders  at the most
favorable  net  price.  If  dealers  are  used  for  portfolio   transactions,
transactions  may be  directed  to dealers for their  execution  and  research services.  The research services provided by a particular broker may be useful only  to  one or  more  of the  advisory  accounts  of  the  Manager  and  its affiliates.  Investment  research  received for the commissions of those other accounts  may be  useful  both to the  Fund  and  one or  more  of such  other accounts.  Investment  research  services  may be supplied to the Manager by a third party at the instance of a broker  through  which trades are placed.  It may include  information  and analyses on particular  companies and industries as well as market or  economic  trends  and  portfolio  strategy,  receipt  of market quotations for portfolio  evaluations,  information  systems,  computer hardware  and  similar  products  and  services.  If a research  service  also assists the Manager in a  non-research  capacity (such as bookkeeping or other
administrative  functions),   then  only  the  percentage  or  component  that
provides assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and  comparisons  for  consideration,  and helps the Manager obtain market  information  for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      The Fund's policy of investing in short-term debt securities  results in high  portfolio  turnover  and may  increase  the  Fund's  transaction  costs.
However,  since brokerage  commissions,  if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering  of the  different  classes  of  shares.  The  Distributor  bears the expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing shareholders.  The  Distributor is not obligated to sell a specific  number of shares.

      The concessions  paid to, or retained by, the Distributor  from the sale
of  shares  and  the  contingent   deferred  sales  charges  retained  by  the
Distributor  on the  redemption  of shares during the Fund's three most recent fiscal years are shown in the tables below.

----------------------------------------------------------------------------------
Fiscal     Concessions on Class B  Concessions on Class   Concessions on Class N
Year
Ended      Shares Advanced by      C Shares Advanced by   Shares Advanced by
7/31:      Distributor(1)          Distributor(1)         Distributor(1)(,2)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
2003(3)    $363,611                $208,888               $887,944
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
2004       $138,410                $93,032                $589,607
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

2005       $____                   $____                  $____

----------------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class B, Class C and Class N shares from its own  resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.
3.    The  Distributor's  sales concession rates on Class B, Class C and Class
   N shares sold prior to January 20, 2003 were higher than the current  rates
   (shown on page 18 of the Prospectus).

 --------------------------------------------------------------------------------
 Fiscal   Class A           Class B           Class C          Class N
                                              Contingent       Contingent
          Contingent        Contingent        Deferred Sales   Deferred Sales
 Year     Deferred Sales    Deferred Sales    Charges          Charges Retained
 Ended    Charges Retained  Charges Retained  Retained by      by Distributor
 7/31     by Distributor    by Distributor    Distributor
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 2003     $_____            $____             $_____           $_____

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 2004     $_____            $______           $_____           $_____

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 2005     $____             $_____            $____            $_____

 --------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

Under the Plans, the Manager and the Distributor may make payments to affiliates.
In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

    Financial  intermediaries,  brokers and dealers may receive other payments from the  Distributor  or the Manager from their own  resources in  connection with the promotion  and/or sale of shares of the Fund,  including  payments to
defray  expenses   incurred  in  connection  with  educational   seminars  and
meetings.   The  Manager  or  Distributor  may  share  expenses   incurred  by
financial  intermediaries  in  conducting  training and  educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars  or meetings  at which the Fund is  discussed.  In their sole discretion,  the Manager and/or the  Distributor  may increase or decrease the amount of payments they make from their own resources for these purposes.

Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent
Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

The Board of Trustees  and the  Independent  Trustees  must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected by the amendment.  Because Class B shares of the Fund automatically convert into
Class A shares 72 months  after  purchase,  the Fund must obtain the approval of both Class A and Class B shareholders for a proposed  material  amendment to the
Class A plan that  would  materially  increase  payments  under  the plan.  That approval must be by a "majority" (as defined in the  Investment  Company Act) of the shares of each class, voting separately by class.

While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

Each plan states that while it is in effect,  the  selection  and  nomination of those  Trustees  of the Fund  who are not  "interested  persons"  of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

    Under the plan for a class,  no payment  will be made to any  recipient in any quarter in which the  aggregate net asset value of all Fund shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority  of the Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

     |X|Class  A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other  services  at the  request  of the Fund or the  Distributor.  The  Class A service plan permits  reimbursements to the Distributor at a rate of up to 0.20%
of average annual net assets of Class A shares. The Distributor does not receive or  retain  the  service  fee on  Class A  shares  in  accounts  for  which  the
Distributor  has been  listed as the  broker-dealer  of  record.  While the plan permits the Board to authorize  payments to the Distributor to reimburse  itself for  services  under the plan,  the Board has not yet done so.  The  Distributor makes  payments  to plan  recipients  quarterly  at an annual rate not to exceed
0.20% of the average annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

For the fiscal year ended July 31, 2005 payments under the Class A Plan totaled
$_____, all but $_____ of which was paid by the Distributor to recipients.
That included $_____ paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to
Class A shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X|   Class B,  Class C and  Class N  Service  and  Distribution  Plans.
Under each plan,  service fees (if any) and distribution  fees are computed on the  average  of the net  asset  value  of  shares  in the  respective  class, determined  as of the close of each  regular  business  day during the period.
Each plan  provides  for the  Distributor  to be  compensated  at a flat rate, whether  the  Distributor's  distribution  expenses  are more or less than the amounts  paid by the Fund  under the plan  during the period for which the fee is paid.  The types of  services  that  recipients  provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the  asset-based  sales charges  and  the  service  fees or to pay  recipients  the  service  fee on a quarterly  basis,  without  payment in advance.  However,  no service fees are paid on Class B and Class C shares at this  time.  The  Distributor  currently intends to pay the  service  fee to  recipients  in advance for the first year after Class B, Class C or Class N shares are  purchased.  After the first year
Class B, Class C or Class N shares are outstanding,  after their purchase, the
Distributor makes service fee payments  quarterly on those shares. The advance payment is based on the net asset value of shares  sold.  Shares  purchased by exchange  do not qualify for the  advance  service  fee  payment.  If Class B,
Class C or Class N shares are  redeemed  during  the first  year  after  their portion  of the  payment of the  service  fee made on those  shares.  Class B,
Class C or Class N shares may not be  purchased by an investor  directly  from
the  Distributor   without  the  investor   designating   another   registered
broker-dealer.  If the investor no longer has another  broker-dealer of record for an existing  account,  the distributor is automatically  designated as the
Broker-dealer  of  record,  but  solely  for  the  purpose  of  acting  as the investor's  agent to purchase  the shares.  In those  cases,  the  Distributor retains  the  asset-based  sales  charge  paid on Class B,  Class C or Class N shares,  but does not retain any service fees as to the assets  represented by that account purchase,  the recipient of the service fees on those shares will be  obligated  to repay the  Distributor  a pro rata  portion  of the  advance payment of the service fee made on those shares.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the  Distributor  will pay the Class B, Class C and/or
Class N  asset-based  sales  charge and the Class N service  fee to the dealer quarterly in lieu of paying the sales  concessions  and service fee in advance at the time of purchase.

.......The  asset-based  sales  charges  on Class B, Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services rendered in distributing  each class of shares.  The payments are made to the  Distributor in recognition that the Distributor:
o.....pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares, and
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o     may not be able to  adequately  compensate  dealers  that sell  Class B,
         Class C and Class N shares without  receiving payment under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
o     may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
o     may not be able to continue providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such services  from brokers and dealers,  if the plan payments were to be discontinued.

      Class B, Class C or Class N shares may not be  purchased  by an investor directly  from  the  Distributor  without  the  investor  designating  another broker-dealer of record.  If the investor no longer has another  broker-dealer
of  record  for  an  existing   account,   the  Distributor  is  automatically
designated  as the  broker-dealer  of record,  but  solely for the  purpose of acting as the  investor's  agent to purchase the shares.  In those cases,  the
Distributor  retains the asset-based sales charge paid on Class B, Class C and
Class N  shares,  but  does  not  retain  any  service  fees as to the  assets represented by that account.

    The Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred sales charges  collected on redeemed shares and from the Fund under the plans.
If either the Class B, Class C or Class N plan is terminated by the Fund,  the
Board of Trustees may allow the Fund to continue  payments of the  asset-based sales charge to the  Distributor for  distributing  shares before the plan was terminated.

      The amount  shown in the  following  table  reflects  a decrease  in the asset-based  sales  charge on Class B and Class C shares,  from 0.75% to 0.50%
of average  daily net assets per annum,  effective  January 1, 2003.  The Fund may reinstate the full  asset-based  sales charge permitted under each plan at any time without advance notice.  The Distributor's  sales concession rates on
Class B,  Class C and  Class N shares  sold  prior to  January  20,  2003 were higher than the current rates (shown on page __ of the prospectus).

---------------------------------------------------------------------------------

      Distribution Fees Paid to the Distributor for the Year Ended 7/31/05

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan      $_____         $____            $_____              __%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan    $_____(1)        $____            $_____              __%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Plan    $_____(2)        $____            $_____              __%

---------------------------------------------------------------------------------

1.    Included  $_____  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Included $____ paid to an affiliate of the Distributor's parent company.

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to
illustrate  its  performance.   These  terms  include   "yield,"   "compounded
effective  yield" and "average  annual total  return." An  explanation  of how yields and total returns are  calculated is set forth below.  The charts below show the Fund's  performance as of the Fund's most recent fiscal year end. You can obtain  current  performance  information  by calling the Fund's  Transfer
Agent at 1.800.225.5677 or by visiting the OppenheimerFunds  Internet web site at  www.oppenheimerfunds.com.  The Fund's performance would have been lower in the absence of the fee waivers  described on page 4 of the  Prospectus.  Those fee waivers may be withdrawn at any time.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data that may be used and how it is to be calculated.  If the fund shows total returns in  addition to its  yields,  the  returns  must be for the 1-, 5- and
10-year  periods  ending as of the most recent  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's  performance   information  as  a  basis  for  comparisons  with  other
investments:
o     Yields and total  returns  measure  the  performance  of a  hypothetical account  in the  Fund  over  various  periods  and do  not  show  the
         performance   of   each   shareholder's   account.   Your   account's
         performance  will  vary  from  the  model  performance  data  if your dividends  are received in cash, or you buy or sell shares during the period,  or you  bought  your  shares  at a  different  time than the shares used in the model.
o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The Fund's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.o

      |X|   Yields.  The Fund's  current yield is  calculated  for a seven-day period of time as follows.  First,  a base period return is calculated for the seven-day  period by determining the net change in the value of a hypothetical pre-existing  account  having  one  share at the  beginning  of the  seven-day period.  The change  includes  dividends  declared on the  original  share and dividends  declared on any shares  purchased with dividends on that share, but such  dividends  are  adjusted to exclude any realized or  unrealized  capital gains or losses  affecting  the  dividends  declared.  Next,  the base  period return is  multiplied  by 365/7 to obtain  the  current  yield to the  nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1)   adding 1 to the base period return (obtained as described above),
      (2)   raising the sum to a power equal to 365 divided by 7, and
      (3)   subtracting 1 from the result.

      The  yield  as  calculated   above  may  vary  for  accounts  less  than
approximately  $100 in value due to the  effect  of  rounding  off each  daily dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any realized or unrealized  gains or  losses  on the  Fund's  portfolio  securities  which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X|   Total  Return  Information.  There are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total  returns  for  Class  B  shares,  payment  of the applicable  contingent  deferred  sales  charge is applied,  depending  on the period  for which the  return is shown:  5.0% in the first  year,  4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the sixth year and none thereafter.  For Class C shares,  the 1% contingent deferred  sales charge is deducted for returns for the  one-year  period.  For
Class N shares,  the 1%  contingent  deferred  sales  charge is  deducted  for returns for the one-year period.  Class N total returns may also be calculated for the  periods  prior to March  1,  2001  (the  inception  date for  Class N shares),  based on the Fund's Class A returns,  adjusted to reflect the higher
Class N 12b-1 fees.

o     Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

------------------------------------------------------------------------------

ERV   l/n - 1   Average Annual Total Return
  P

------------------------------------------------------------------------------

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:
------------------------------------------------------------------------------

 ERV - P   = Total Return
-----------
    P

------------------------------------------------------------------------------

------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

                   The Fund's Total Returns for the Periods Ended 7/31/05(5)

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class of  Cumulative          ------------------------------------------------------------------
          Total Returns
--------- (10 years or
Shares    life-of-class)      Average Annual Total Returns
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                              1-Year          5-Year          10-Year
                                              (or             (or
                              --------------- life-of-class)  life-of-class)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
          After    Without    After   Without After   Without After    Without          Com-pounded
                                                                                        Effective
                                                                                        Yield
                                                                               Yield     (7
                                                                               (7 days  days

          Sales    Sales      Sales   Sales   Sales   Sales   Sales    Sales   ended    ended
          Charge   Charge     Charge  Charge  Charge  Charge  Charge   Charge  07/31/05)07/31/)

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Class     ____%    ____%      ____%   ____%   ____%   ____%   ____%    ____%   ____%    ____%

A(1)
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Class B   ____%(2) ____%(2)   ____%(2)____%   ____%   ____%   ____%(2) ____%(2)____%    ____%

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Class C   ____%(3) ____%(3)   ____%(3)____%   ____%   ____%   ____%    ____%   ____%    ____%

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Class N   ____%(4) ____%(4)   ____%   ____%   ____%   ____%(4)N/A      N/A     ____%    ____%

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1.    Inception of Class A shares: 1/3/89`
2.    Inception of Class B shares:  8/17/93.  Because Class B convert to Class
   A shares 72 months after purchase,  the "life-of-class"  return for Class B uses Class A performance for the period after conversion.
3.    Inception of Class C shares: 12/1/93
4.    Inception of Class N Shares: 3/1/01.
5.    The amount  shown in the  following  table  reflects  a decrease  in the asset-based  sales  charge  on Class B and Class C  shares,  from  0.75% to
   0.50% of average  daily net assets  per annum,  effective  January 1, 2003.
   The Fund may reinstate the full  asset-based  sales charge  permitted under each plan at any time  without  advance  notice.  The  Distributor's  sales concession  rates on  Class B,  Class C and  Class N shares  sold  prior to
   January 20, 2003 were higher than the current  rates  (shown on page 18__of the Prospectus).

   |X|      Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Fund's  performance.  The Fund may make comparisons between its yield and that of other  investments,  by citing  various  indices such as The Bank Rate Monitor  National Index  (provided by Bank Rate Monitor)
which  measures  the  average  rate paid on bank money  market  accounts,  NOW accounts and  certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When  comparing  the Fund's yield with that of other
investments,   investors  should  understand  that  certain  other  investment alternatives  such as certificates  of deposit,  U.S.  government  securities, money market  instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its  advertisements and sales literature  performance  information  about the Fund cited in other newspapers and  periodicals,  such as The New York Times,  which may include  performance quotations from other sources.

      From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer  Agent) or the investor  services  provided by them  to  shareholders  of  the  Oppenheimer  funds,  other  than  performance rankings of the  Oppenheimer  funds  themselves.  Those ratings or rankings of investor/shareholder  services by third  parties  may compare the  services of the Oppenheimer  funds to those of other mutual fund families  selected by the rating
or  ranking  services.  They may be based on the  opinions  of the  rating  or ranking  service  itself,  based  on its  research  or  judgment,  or based on surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the Fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
         industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
------------------------------------------------------------------------------

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix C contains  more  information  about the special sales charge  arrangements  offered by the Fund, and the circumstances in which  sales  charges  may be  reduced  or waived  for  certain  classes of investors.

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
                     ---
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of the New York Stock  Exchange  ("the  NYSE").  The  Exchange  normally closes at 4:00 p.m.,  but may close  earlier on certain days. If Federal Funds are  received on a business  day after the close of the NYSE,  the shares will be purchased and dividends  will begin to accrue on the next regular  business day. The  proceeds of ACH  transfers  are normally  received by the Fund three days after the  transfers are  initiated.  If the proceeds of the ACH transfer are not  received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor and the Fund are not responsible
for  any  delays  in   purchasing   shares   resulting   from  delays  in  ACH
transmissions.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to  automatically  purchase  additional  Class A shares  directly from a bank  account  for as little as $50.  For  those  accounts  established prior to November 1, 2002 and which have previously  established Asset Builder
Plans,  additional  purchases  will remain at $25.  Shares  purchased by Asset
Builder  Plan  payments  from bank  accounts  are  subject  to the  redemption restrictions for recent purchases  described in the Prospectus.  Asset Builder
Plans are  available  only if your bank is an ACH member.  Asset Builder Plans may  not  be  used  to  buy  shares  for  OppenheimerFunds  employer-sponsored qualified  retirement  accounts.  Asset Builder Plans also enable shareholders of  Oppenheimer  Cash  Reserves  to use their  fund  account  to make  monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  Application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.
      Retirement  Plans may  purchase  Class B shares of the Fund  directly by establishing an Asset Builder Plan. The minimum  initial  investment for Class
B Asset  Builder  Plans  is  $5,000  and the  maximum  initial  investment  is
$500,000.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or your can  terminate  these  automatic  investments  at any time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund                Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
                                          Oppenheimer New Jersey Municipal Fund

Oppenheimer Capital Appreciation Fund     Fund

Oppenheimer Capital Income Fund           Oppenheimer  Pennsylvania Municipal Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Convertible Securities Fund   Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Developing Markets Fund       Street Fund III
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Dividend Growth Fund          Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
Oppenheimer Global Fund                   Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer International Small Company
Fund                                      Oppenheimer Value Fund
                                          Limited-Term New York Municipal Fund
Oppenheimer International Value Fund      Rochester Fund Municipals

                                          Oppenheimer Portfolio Series:
                                            Active Allocation Fund
                                            Aggressive Investor Fund
                                            Conservative Investor Fund
Oppenheimer Limited-Term Government Fund  Moderate Investor Fund
                                              Active Allocation Fund
                                              Aggressive Investor Fund
                                              Conservative Investor Fund
                                              Moderate Investor Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds described above except the money market funds.
Under  certain  circumstances   described  in  this  Statement  of  Additional
Information,  redemption  proceeds of certain  money market fund shares may be subject to a contingent deferred sales charge.

      Classes  of  Shares.  Each  class of  shares of the Fund  represents  an interest in the same  portfolio  of  investments  of the Fund.  However,  each class has  different  shareholder  privileges  and  features.  The net  income attributable  to Class B, Class C or Class N shares and the dividends  payable on  Class  B,  Class C and  Class N  shares  will be  reduced  by  incremental expenses borne solely by that class.  Those expenses  include the  asset-based sales charges to which Class B, Class C and Class N shares are subject.

|X|   Alternative  Sales  Arrangements.  As stated in the Prospectus,  Class B and Class C shares of the Fund may only be  acquired  by  exchange  of Class B and Class C  shares,  respectively,  of other  Oppenheimer  funds or  directly through qualified retirement plans.

      Investors  should  understand  that  the  purpose  and  function  of the deferred  sales charge and  asset-based  sales charge with respect to Class B,
Class C and Class N shares are the same as those of the initial  sales  charge with  respect  to Class A share of  Oppenheimer  funds  other  than the  money
market  funds.   Any   salesperson   or  other  person   entitled  to  receive
compensation  for selling the Fund shares may receive  different  compensation with respect to one class of shares than the other.

      The  Distributor  will  generally  not accept any order in the amount of
$100,000  or more for Class B shares or $1  million or more for Class C shares on behalf of a single investor (not including  dealer "street name" or omnibus accounts).  That is because  generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

      Class B, Class C or Class N shares may not be  purchased  by an investor directly  from  the  Distributor  without  the  investor  designating  another registered broker-dealer.

|X|   Class A Shares  Subject  to a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net asset  value  whether or not  subject to a contingent  deferred  sales charge as described  in the  Prospectus,  no sales concessions will be paid to the  broker-dealer of record,  as described in the
Prospectus,  on sales of Class A shares purchased with the redemption proceeds of  shares  of  another  mutual  fund  offered  as an  investment  option in a retirement  plan in which  Oppenheimer  funds are also  offered as  investment options  under a special  arrangement  with the  Distributor,  if the purchase occurs  more  than 30  days  after  the  Oppenheimer  funds  are  added  as an investment option under that plan.  Additionally,  that concession will not be paid on  purchases  of Class A  shares  by a  retirement  plan  made  with the redemption  proceeds of Class N shares one or more  Oppenheimer  funds held by the plan for more than 18 months.

|X|   Class B Conversion.  Under current interpretations of applicable federal income tax law by the Internal  Revenue  Service,  the  conversion  of Class B shares to Class A shares 72 months after  purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should  change,  the automatic  conversion  feature may be suspended.  In that event,  no further  conversions  of Class B shares would occur while that suspension remained in effect.

      Although  Class B shares could then be  exchanged  for Class A shares on the  basis of  relative  net  asset  value  of the two  classes,  without  the imposition of a sales charge or fee, such exchange could  constitute a taxable event for the  shareholder,  and absent such  exchange,  Class B shares  might continue  to be subject to the  asset-based  sales  charge for longer than six years.

|X|   Availability  of Class N Shares.  In addition to the  description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to  all  rollover   contributions   made  to  Individual  401(k)  plans,
         Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle and
         Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in Appendix C to this  Statement
         of  Additional   Information)  which  have  entered  into  a  special
         agreement with the Distributor for that purpose,
o     to Retirement  Plans  qualified  under Sections  401(a) or 401(k) of the
         Internal  Revenue  Code,  the  recordkeeper  or the plan  sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to  OppenheimerFunds-sponsored  Ascender  401(k)  plans that pay for the purchase  with the  redemption  proceeds  of Class A shares of one or more Oppenheimer funds, and

o     to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer  or financial advisor and the Distributor for that purpose.

      The sales  concession  and the advance of the service  fee, as described in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan  that  pays for the  purchase  with  the  redemption proceeds of Class A shares of one or more  Oppenheimer  funds  (other
         than  rollovers  from  an   OppenheimerFunds-sponsored   Pinnacle  or
         Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan  that  pays for the  purchase  with  the  redemption proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan  for  more  than one  year  (other  than  rollovers  from an
         OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any
         IRA invested in the Oppenheimer funds), and
o     on  purchases  of  Class  N  shares  by  an   OppenheimerFunds-sponsored
         Pinnacle or Ascender  401(k) plan made with the  redemption  proceeds of Class A shares of one or more Oppenheimer funds.

      No sales  concessions will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class N shares  purchased  with the redemption  proceeds of shares of another mutual fund offered as an investment option in a  retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

      |X|   Allocation  of  Expenses.  The Fund pays  expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal  fees and  auditing  costs.  Those  expenses  are paid out of the
Fund's  assets  and are not paid  directly  by  shareholders.  However,  those expenses  reduce the net asset value of shares,  and therefore are  indirectly borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,  custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing  agent fees and expenses and  shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus,  a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance  valued under $500.
The Minimum Balance Fee is automatically  deducted from each such Fund account on or about the second to last business day of September.

Listed  below are certain  cases in which the Fund has  elected,  in its discretion,  not to assess the Fund Account Fees.  These  exceptions are subject to change:
o     A fund account whose shares were acquired  after  September  30th of the prior year;
o     A fund  account  that has a  balance  below  $500  due to the  automatic conversion  of shares from Class B to Class A shares.  However, once  all  Class  B  shares  held  in  the  account  have  been converted to Class A shares the new account  balance may become subject to the Minimum Balance Fee;
o     Accounts of  shareholders  who elect to access their  account  documents electronically via eDoc Direct;
o     A fund  account  that has only  certificated  shares and,  has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers  under the NSCC
         Fund/SERV system;
o     Accounts  held  under the  Oppenheimer  Legacy  Program  and/or  holding certain Oppenheimer Variable Account Funds;
o     Omnibus  accounts  holding  shares  pursuant to the Pinnacle,  Ascender,
         Custom Plus,  Recordkeeper Pro and Pension Alliance  Retirement
         Plan programs; and
o     A fund account  that falls below the $500  minimum  solely due to market fluctuations  within the 12-month period preceding the date the fee is deducted.

To access account documents  electronically via eDocs Direct, please visit the
Service   Center  on  our   website   at   www.oppenheimerfunds.com   or  call
                                           ------------------------
1.888.470.0862 for instructions.

The Fund  reserves the  authority to modify Fund Account Fees in its discretion.

Determination  of Net Asset Value Per Share.  The net asset value per share of each class of shares of the Fund is  determined as of the close of business of the  NYSE on each  day that  the  NYSE is  open.  The  calculation  is done by dividing  the value of the Fund's net  assets  attributable  to a class by the number of shares of that class that are outstanding.  The NYSE normally closes at 4:00 p.m.,  Eastern time,  but may close earlier on some days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional  Information  mean "Eastern time."  The  NYSE's  most  recent  annual  announcement  (which is  subject to change)  states that it will close on New Year's Day,  Martin  Luther King Jr.
Day, Presidents' Day, Good Friday,  Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

      The Fund's  Board of Trustees has adopted the  amortized  cost method to value the Fund's  portfolio  securities.  Under the amortized  cost method,  a security is valued initially at its cost and its valuation  assumes a constant amortization  of any premium or accretion of any  discount,  regardless of the impact of  fluctuating  interest  rates on the market  value of the  security.
This method does not take into  consideration any unrealized  capital gains or losses  on  securities.  While  this  method  provides  certainty  in  valuing securities,  in  certain  periods  the  value  of  a  security  determined  by amortized  cost may be higher or lower than the price the Fund  would  receive if it sold the security.

      The Fund's  Board of  Trustees  has  established  procedures  reasonably designed to  stabilize  the Fund's net asset  value at $1.00 per share.  Those procedures  include a review of the Fund's portfolio  holdings by the Board of
Trustees,  at intervals it deems appropriate,  to determine whether the Fund's net asset value calculated by using available market quotations  deviates from
$1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any  deviation  between the  Fund's  net asset  value  based  upon  available  market  quotations  and amortized  cost.  If the Fund's net asset value were to deviate  from $1.00 by more than 0.5%,  Rule 2a-7  requires  the Board of Trustees  to consider  what action,  if any,  should  be  taken.  If they  find  that  the  extent  of the
deviation  may  cause  a  material   dilution  or  other  unfair   effects  on
shareholders,  the Board of Trustees  will take  whatever  steps it  considers appropriate  to eliminate or reduce the  dilution,  including,  among  others, withholding or reducing  dividends,  paying  dividends from capital or capital gains,  selling  portfolio  instruments  prior to maturity to realize  capital gains or losses or to  shorten  the  average  maturity  of the  portfolio,  or calculating net asset value per share by using available market quotations.

      During periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower  (and net  investment  income  and  dividends higher) than those of a fund  holding the  identical  investments  as the Fund but  which  used a method of  portfolio  valuation  based on market  prices or estimates of market  prices.  During  periods of rising  interest  rates,  the daily yield of the Fund would tend to be higher and its aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

      The  information   below   supplements  the  terms  and  conditions  for
redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United  Missouri Bank (the "Bank")
for  clearance,  the Bank will ask the Fund to redeem a  sufficient  number of full and fractional  shares in the  shareholder's  account to cover the amount of the check. This enables the shareholder to continue receiving  dividends on those  shares  until the check is  presented  to the Fund.  Checks  may not be presented  for  payment at the  offices  of the Bank or the Fund's  custodian.
This  limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting  privilege, by signing the account  application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other  fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the
         Fund's  drafts  (checks)  are payable to pay all checks  drawn on the
         Fund account of such  person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
(4)   specifically  acknowledges that if they choose to permit checks to be honored if there is a single  signature  on checks  drawn  against joint accounts,  or accounts for corporations,  partnerships,  trusts or other  entities,  the  signature  of any one  signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is registered in the names of more than one person or more than one  authorized  signature  appears on the Checkwriting card or the application, as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that  neither the Fund nor its bank shall incur any  liability  for that  amendment or  termination  of  checkwriting privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's next  regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on  which  the  Fund is open  for  business.  No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares  that were  purchased  by  exchange  of Class A shares of another  Oppenheimer  fund on which an initial sales charge was paid or
       Class A or
o     Class B shares on which a contingent deferred sales charge was paid.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C and  Class N shares.  The Fund may  amend,  suspend  or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain. If there has been a capital loss on the redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested  in shares of the fund or  another  of the  Oppenheimer  funds  within 90 days of payment of the sales  charge,  the  shareholder's  basis in the  shares of the Fund that were redeemed  may not  include  the amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that  case the  sales  charge  would be  added to the  basis of the  shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered
for   redemption  is  ordinarily   made  in  cash.   However,   under  unusual
circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $200 or such  lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board  exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).
The Board may  alternatively  set requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred, the transferred shares will remain subject to the contingent  deferred sales charge.  It will be calculated as if the transferee shareholder had acquired the transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C and Class N  contingent  deferred  sales  charge  will be  followed in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants      (other     than     self-employed      persons)     in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor,  and
the  Transfer  Agent  assume  no   responsibility   to  determine   whether  a
distribution  satisfies the  conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor  receives  the order placed by the dealer or broker.  However,  if the Distributor  receives a repurchase order from a dealer or broker after the close of the NYSE on a regular  business  day,  it will be  processed  at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the NYSE closes.  Normally, the NYSE closes at
4:00 p.m.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the  Distributor  prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s) of the registered  owner(s) on the redemption document must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or  signature-guaranteed  instructions sent to the
Transfer  Agent.  Shares  are  normally  redeemed  pursuant  to  an  Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund  reserves the right to amend,  suspend or  discontinue  offering such plans  at any  time  without  prior  notice.  Class  B,  Class  C and  Class N shareholders should not establish  withdrawal plans,  because of the potential imposition  of the  contingent  deferred  sales  charge  on  such  withdrawals
(except  where  the  Class B,  Class C or Class N  contingent  deferred  sales charge is waived as  described in Appendix C to this  Statement of  Additional
Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and  conditions  applicable to such plans as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $50.
Instructions    should   be   provided   on   the   account   application   or
signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed  as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  withdrawal  plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the  shareholder  (the  "Planholder")  who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Transfer  Agent nor the Fund shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payments,  according  to the choice  specified  in writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder  should allow at least two weeks' time in mailing such notification for the  requested  change to be put in effect.  The  Planholder  may,  at any time,  instruct  the  Transfer  Agent by written  notice  (in  proper  form in accordance with the requirements of the  then-current  Prospectus of the Fund)
to redeem  all,  or any part of, the shares  held under the Plan.  That notice must be in proper form in accordance with the  requirements of the ten-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use  shares  held  under  the  Plan as  collateral  for a  debt,  the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As  stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer funds  having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are deemed  "Class A"
shares for this  purpose.  You can obtain a current list  showing  which funds offer which classes of shares by calling the Distributor.

o     All of the  Oppenheimer  funds  currently  offer  Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:

      Centennial   California   Tax  Exempt Centennial   New  York  Tax  Exempt
      Trust                                 Trust
      Centennial Government Trust           Centennial Tax Exempt Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund        Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals             Oppenheimer Principal Protected Main
                                               Street Fund II
   Oppenheimer AMT-Free New York Municipals    Oppenheimer   Pennsylvania  Municipal
                                               Fund
   Oppenheimer California Municipal Fund       Oppenheimer     Rochester    National
                                               Municipals
   Oppenheimer International Value Fund        Oppenheimer Senior Flotaing Rate Fund
   Oppenheimer    Limited   Term    California Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal fund
   Oppenheimer Money Market Fund, Inc.

      The following funds do not offer Class Y shares:

      Limited Term New York Municipal Fund   Oppenheimer     International     Small
                                             Company Fund
      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer    AMT-Free    New    York Oppenheimer New Jersey Municipal Fund
      Municipals
      Oppenheimer Balanced Fund              Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer California Municipal Fund  Oppenheimer  Principal  Protected  Main

                                             Street Fund

      Oppenheimer Capital Income Fund        Oppenheimer  Principal  Protected  Main
                                             Street Fund II
      Oppenheimer Cash Reserves Fund         Oppenheimer  Principal  Protected  Main
                                             Street Fund III
      Oppenheimer Champion Income Fund       Oppenheimer  Quest  Capital Value Fund,
                                             Inc.
      Oppenheimer   Convertible   Securities Oppenheimer Quest  International  Value
      Fund                                   Fund, Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer      Rochester     National
                                             Municipals
      Oppenheimer   Disciplined   Allocation Oppenheimer  Small-  & Mid-  Cap  Value
      Fund                                   Fund
      Oppenheimer Dividend Growth Fund       Oppenheimer Total Return Bond Fund
      Oppenheimer  Gold &  Special  Minerals
      Fund
      Oppenheimer International Growth Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.
o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by exchange  from the same class of shares of other  Oppenheimer  funds or through  OppenheimerFunds-sponsored  401(k)
      plans.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund or  Oppenheimer  Cash  Reserves  acquired  by  exchange  of Class M shares.
   o  Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any  money  market  fund  purchased  without  a sales  charge  may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
   o  Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).

o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days  notice  prior  to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class  purchased  subject to a  contingent  deferred  sales  charge,  with the following exceptions:

o     When  Class A shares  of any  Oppenheimer  fund  (other  than  Rochester
National  Municipals  and Rochester Fund  Municipals)  acquired by exchange of
Class  A  shares  of any  Oppenheimer  fund  purchased  subject  to a  Class A contingent  deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar  month of the initial  purchase of the exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National  Municipals and Rochester Fund
Municipals  acquired  by exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed within  24  months  of the  beginning  of the  calendar  month of the  initial purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund that are  exchanged for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales  charge  will  carry  over to the Class A shares of  Oppenheimer  Senior
Floating  Rate  Fund  acquired  in  the  exchange.   The  Class  A  shares  of
Oppenheimer  Senior  Floating  Rate Fund  acquired  in that  exchange  will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When  Class A shares of this Fund and  Oppenheimer  Money  Market  Fund,
Inc.  acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent  deferred sales charge are redeemed within the
Class A holding period of the fund from which the shares were  exchanged,  the
Class A  contingent  deferred  sales  charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares (other than  Limited-Term Government
Fund, Limited Term Municipal Fund, Limited Term New York Municipal Fund,
Oppenheimer Capital Preservation Fund and Oppenheimer Senior Floating Rate
Fund), the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Limited-Term Government Fund, Limited
Term Municipal Fund, Limited Term New York Municipal Fund, Oppenheimer
Capital Preservation Fund and Oppenheimer Senior Floating Rate Fund, the
Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 5 years of the initial purchase of the exchanged Class B shares

         o  With respect to Class C shares,  the Class C  contingent  deferred sales  charge is imposed on Class C shares  acquired  by  exchange if they are redeemed  within 12 months of the initial  purchase of the  exchanged  Class C shares.

o     With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement  plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer  funds are terminated as an investment  option  of the plan and  Class N shares  are  redeemed  within  18 months  after the plan's first  purchase of Class N shares of any  Oppenheimer fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any Oppenheimer fund.

o     When  Class,  Class C or  Class N  shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B,  Class C or Class N  contingent  deferred sales  charge will be followed  in  determining  the order in which the shares are  exchanged.  Before  exchanging  shares,  shareholders  should  take  into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class must  specify  which class of shares they wish to exchange.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf  of more  than  one  account.  The  Fund may  accept  requests  for exchanges  of up to 50 accounts  per day from  representatives  of  authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investor must obtain a prospectus of that fund before the exchange request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations),  shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

|X|   Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any special  account  features  such as an Asset  Builder Plan or an Automatic
Withdrawal  Plan,  will be  switched  to the new  account  unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in  Oppenheimer  Senior  Floating  Rate Fund,
Oppenheimer  Principal Protected Main Street Fund I and Oppenheimer  Principal
Protected Main Street Fund II.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information  or would  include  shares  covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any dividends.  The dividends paid by a class of shares will vary from time to time depending on market  conditions, the  composition  of the Fund's  portfolio,  and expenses borne by the Fund or borne separately by a class.  Dividends are calculated in the same manner,  at the  same  time,  and on the  same day for  each  class  of  shares.  However, dividends  on Class B,  Class C and Class N shares  are  expected  to be lower than  dividends  on Class A. That is because of the effect of the  asset-based sales charge on Class B, Class C and Class N shares.

      Dividends,  distributions  (if any) and  proceeds of the  redemption  of
Fund  shares  represented  by checks  returned  to the  Transfer  Agent by the
Postal  Service  as  undeliverable  will be  invested  in  Class A  shares  of
Oppenheimer  Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer  Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state  escheatment  laws,  and the Fund and the Transfer Agent will not be liable to  shareholders  or their  representatives  for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The  federal  tax  treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the
Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this Statement of Additional
Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with
retroactive  effect.   State  and  local  tax  treatment  of  ordinary  income
dividends and capital gain dividends from regulated  investment  companies may differ from the treatment  under the Internal  Revenue Code  described  below.
Potential  purchasers  of shares of the Fund are  urged to  consult  their tax advisers with  specific  reference to their own tax  circumstances  as well as
the  consequences  of  federal,   state  and  local  tax  rules  affecting  an
investment in the Fund.

|X|   Qualification as a Regulated  Investment  Company.  The Fund has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal Revenue Code of 1986, as amended. As a regulated  investment company, the Fund is not  subject  to  federal  income  tax on the  portion  of its net investment  income  (that  is,  taxable  interest,  dividends,  other  taxable ordinary income net of expenses,  and net short-term capital gain in excess of net  long-term  capital loss) and capital gain net income (that is, the excess of net long-term  capital gains over net  short-term  capital  losses) that it distributes  to  shareholders.  That  qualification  enables the Fund to "pass through" its income and realized capital gains to shareholders  without having to pay tax on them.  This  avoids a "double  tax" on that  income and  capital gains, since shareholders  normally will be taxed on the dividends and capital gains they  receive  from the Fund  (unless  their  Fund  shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The  Internal  Revenue  Code  contains  a  number  of  complex  tests relating to  qualification  that the Fund might not meet in a particular year.
If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count  toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

      |X|   Excise Tax on Regulated Investment  Companies.  Under the Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions.  The Fund anticipates distributing substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly  certify  that number
-------
when required,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a corporation).  All income and any tax withheld by the Fund is remitted by the U.S.  Treasury  and is  identified  in reports mailed to shareholders in January of each year.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.
To elect this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund  selected  for
reinvestment.  Otherwise,  the shareholder  first must obtain a prospectus for that fund and an  application  from the  Distributor  to establish an account.
Dividends and/or  distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  custodian of the Fund's  assets.  The custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the  Fund.  It is the  practice  of the Fund to deal with the  custodian  in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the custodian in excess of $100,000 are not protected by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered Public  Accounting Firm.  Deloitte & Touche LLP is the
independent  registered public account firm of the Fund. They audit the Fund's financial  statements and perform other related audit services.  They also act as for certain  other funds advised by the Manager and its  affiliates.  Audit and non-audit  service  provided to the Fund must be pre-approved by the Audit
Committee.

                                     A-1
                                  Appendix A

                      Description of Securities Ratings

Below is a description  of the two highest  rating  categories  for Short Term
Debt and  Long  Term  Debt by the  "Nationally-Recognized  Statistical  Rating
Organizations" which the Manager evaluates in purchasing  securities on behalf of the Fund. The ratings  descriptions  are based on  information  supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

The following rating  designations for commercial paper (defined by Moody's as promissory  obligations  not  having  original  maturity  in  excess  of  nine months),  are judged by Moody's  to be  investment  grade,  and  indicate  the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced
by  the   following   characteristics:   (a)  leading   market   positions  in
well-established  industries;  (b) high rates of return on funds employed; (c)
conservative  capitalization  structure  with  moderate  reliance  on debt and ample  asset  protection;  (d) broad  margins  in  earning  coverage  of fixed financial charges and high internal cash generation;  and (e) well-established access to a range of  financial  markets  and  assured  sources  of  alternate liquidity.

Prime-2:  Strong  capacity for  repayment.  This will normally be evidenced by many of the  characteristics  cited  above  but to a lesser  degree.  Earnings trends and coverage  ratios,  while sound,  will be more subject to variation.
Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Moody's  ratings  for state and  municipal  short-term  obligations  are designated  "Moody's  Investment  Grade" ("MIG").  Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG  1/VMIG 1:  Denotes  superior  credit  quality.  Excellent  protection  is afforded by  established  cash flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services,  a division of The McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for commercial paper (defined by
Standard  and Poor's as debt having an  original  maturity of no more than 365 days) assess the likelihood of payment:

A-1:  Obligation is rated in the highest category.  The obligor's  capacity to meet its  financial  commitment  on the  obligation  is  strong.  Within  this category,  a plus (+) sign  designation  indicates the  obligor's  capacity to meet its financial obligation is extremely strong.

A-2:  Obligation  is  somewhat  more  susceptible  to the  adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating  categories.  However,  the  obligor's  capacity to meet its  financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:
----------------------------------------------------------------------------

SP-1:  Strong capacity to pay principal and interest.  An issue  determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability  to adverse  financial and economic changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses  the  likelihood  of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term  demand debt,  Standard  and Poor's note rating  symbols are used with the  commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following  short-term  ratings to debt  obligations that are payable on demand or have original  maturities of generally up to three years, including  commercial paper,  certificates of deposit,  medium-term notes, and municipal and investment notes:

F1:  Highest  credit  quality.   Strongest  capacity  for  timely  payment  of
financial  commitments.  May have an added  "+" to  denote  any  exceptionally strong credit feature.

F2:  Good  credit  quality.  A  satisfactory  capacity  for timely  payment of financial  commitments,  but the  margin  of  safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2: Short term debt rated "R-2" is of adequate  credit quality and within the three subset grades (high,  middle,  low), debt protection  ranges from having reasonable  ability for timely  repayment to a level which is considered  only just  adequate.  The  liquidity  and debt  ratios  of  entities  in the  "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These  ratings  are  relevant  for  securities  purchased  by the Fund  with a remaining  maturity of 397 days or less,  or for rating  issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa:  Judged  to be the best  quality.  They  carry  the  smallest  degree  of investment  risk  and are  generally  referred  to as "gilt  edged."  Interest payments are  protected by a large or by an  exceptionally  stable  margin and principal  is secure.  While the  various  protective  elements  are likely to change,  the  changes  that can be  expected  are most  unlikely to impair the fundamentally strong position of such issues.
Aa:  Judged to be of high quality by all  standards.  Together  with the "Aaa"
group,  they comprise what are generally known as high-grade  bonds.  They are rated lower than the best bonds because  margins of  protection  may not be as large as with "Aaa"  securities or fluctuation  of protective  elements may be of greater  amplitude or there may be other  elements  present  which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical  modifiers "1", "2" and "3" in its "Aa" rating classification.  The modifier "1" indicates that the  obligation  ranks in the higher end of its  generic  rating  category;  the  modifier  "2"  indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds  (including  municipal  bonds maturing  beyond three years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated  obligations  only in small degree.  A strong capacity to meet its financial  commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit Quality.  "AAA" ratings denote the lowest  expectation of credit  risk.  They  are  assigned  only in the case of  exceptionally  strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings denote a very low  expectation of credit  risk.  They  indicate a very  strong  capacity  for timely  payment of financial  commitments.  This  capacity  is not  significantly  vulnerable  to foreseeable events.

      Because  bonds  rated  in  the  "AAA"  and  "AA"   categories   are  not
significantly  vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+".

                                     B-5
                                  Appendix B

                           Industry Classifications

Aerospace & Defense                 Industrial Conglomerates
Air Freight & Couriers              Insurance
Airlines                            Internet & Catalog Retail
Asset Backed Securities             Internet Software & Services
Auto Components                     IT Services
Automobiles                         Leasing & Factoring
Beverages                           Leisure Equipment & Products
Biotechnology                       Machinery
Broker-Dealer                       Marine
Building Products                   Media
Capital Markets                     Metals & Mining
Chemicals                           Multiline Retail
Commercial Banks                    Multi-Utilities
Commercial Finance                  Municipal
Commercial Services & Supplies      Office Electronics
Communications Equipment            Oil & Gas
Computers & Peripherals             Paper & Forest Products
Construction & Engineering          Personal Products
Construction Materials              Pharmaceuticals
Consulting & Services               Real Estate
Consumer Finance                    Repurchase Agreements
Containers & Packaging              Road & Rail
Distributors                        Semiconductor and Semiconductor Equipment
Diversified Financial Services      Software
Diversified Telecommunication       Special Purpose Financial
Services
Electric Utilities                  Specialty Retail
Electrical Equipment                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments  Thrifts & Mortgage Finance
Energy Equipment & Services         Tobacco
Food & Staples Retailing            Trading Companies & Distributors
Food Products                       Transportation Infrastructure
Foreign Government                  U.S. Government Agencies-Full Faith and Credit
                                    Agencies
Gas Utilities                       U.S. Government Agencies-Government Sponsored
                                    Enterprises
Health Care Equipment & Supplies    U.S. Government Instrumentalities
Health Care Providers & Services    U.S. Government Obligations
Hotels Restaurants & Leisure        Water Utilities
Household Durables                  Wireless Telecommunication Services
Household Products

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers
        --------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.     Applicability of Class A Contingent Deferred Sales Charges in Certain
                                      Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
|X|   1)    through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
|X|   2)    by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
|X|   1)    The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
|X|   2)    The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
|X|   3)    The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

|_|   Shares purchased in amounts of less than $5.
o

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
|X|   1)    Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
|X|   2)    To return excess contributions.
|X|   3)    To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(6)
|X|   5)    Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
|X|   6)    To meet the minimum distribution requirements of the Internal
            Revenue Code.
|X|   7)    To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
|X|   8)    For loans to participants or beneficiaries.
|X|   9)    Separation from service.(7)
|X|   10)   Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
            Distributor.
|X|   11)   Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
|X|   1)    Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
|X|   2)    To return excess contributions made to a participant's account.
|X|   3)    To return contributions made due to a mistake of fact.
|X|   4)    To make hardship withdrawals, as defined in the plan.(9)
|X|   5)    To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
|X|   6)    To meet the minimum distribution requirements of the Internal
            Revenue Code.
|X|   7)    To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
|X|   8)    For loans to participants or beneficiaries.(10)
|X|   9)    On account of the participant's separation from service.(11)
|X|   10)   Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
|X|   11)   Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|X|   12)   For distributions from a participant's account under an Automatic
            Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
|X|   13)   Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
|X|   14)   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
|X|   1)    persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
|X|   2)    persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
|X|   1)    any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
|X|   2)    any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
|X|   3)    Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
|X|   4)    employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
|X|   5)    one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
|X|   6)    an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
|X|   1)    by the estate of a deceased shareholder;
|X|   2)    upon the disability of a shareholder, as defined in Section
      72(m)(7) of the Internal Revenue Code;
|X|   3)    for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
|X|   5)    in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
|X|   6)    in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
|X|   7)    in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
|X|   8)    in connection with automatic redemptions of Class A shares and
      Class B shares in certain retirement plan accounts pursuant to an
      Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
|X|   9)    as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Sales Charge Waivers Brochure -070604

------------------------------------------------------------------------------
Oppenheimer Cash Reserves
------------------------------------------------------------------------------

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202-3942

Counsel to the Fund
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees

      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

1234
PX0760.001.1105

(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

[OBJECT OMITTED]

(1). In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

                          OPPENHEIMER CASH RESERVES

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   (i)   Amended and Restated  Declaration of Trust dated February 2, 2001:
Previously filed with Registrant's  Post-Effective  Amendment No. 20 (9/27/01)
(Reg. No. 33-23223), and incorporated herein by reference.

      (ii)  Amendment No. 1 dated 8/27/02 to Amended and Restated  Declaration of Trust  dated  2/2/01:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 22 (9/23/02) (Reg. No.  33-23223),  and  incorporated  herein by reference.

(b)   By-Laws,  as amended and restated  through October 24, 2000:  Previously filed with  Registrant's  Post-Effective  Amendment No. 20 (9/27/01) (Reg. No.
33-23223), and incorporated herein by reference.

(c)   (i)   Specimen  Class  A  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 21,  11/26/01,  and  incorporated herein by reference.

(ii)  Specimen Class B Share  Certificate:  Previously filed with Registrant's
Post-Effective   Amendment  No.  21,  11/26/01,  and  incorporated  herein  by reference.

(iii) Specimen Class C Share  Certificate:  Previously filed with Registrant's
Post-Effective   Amendment  No.  21,  11/26/01,  and  incorporated  herein  by reference.

      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No. 21,  11/26/01,  and  incorporated herein by reference.

(d)   Investment  Advisory Agreement dated October 22, 1990:  Previously filed with  Registrant's  Post Effective  Amendment No. 3 (2/28/91) and refiled with
Registrant's  Post-Effective Amendment No. 10 (4/25/95),  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e)   (i)   General   Distributor's   Agreement   dated   October  13,   1992:
Previously filed with Registrant's Post Effective  Amendment No. 10 (4/25/95),
and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv)  Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds   Distributor,  Inc.:  Previously  filed with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   Form   of   Deferred    Compensation    Agreement   for    Disinterested
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 40 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/27/98, and incorporated herein by reference.

(g)   (i)   Global Custodial Services Agreement dated July 15, 2003 between
Registrant and Citibank, N.A.: Previously filed with Pre-Effective Amendment
No. 1 to the Registration Statement of Oppenheimer International Large Cap
Core Trust (Reg. No. 33-23223), 8/05/03, and incorporated herein by reference.

      (ii)  Amended and Restated  Foreign Custody Manager  Agreement dated May
31, 2001,  as amended July 15, 2003 between  Registrant  and  Citibank,  N.A.:
Previously  filed  with  Pre-Effective  Amendment  No.  1 to the  Registration
Statement of Oppenheimer  Large Cap Core Trust (Reg. No.  33-23223),  8/05/03,
and incorporated herein by reference.

(h)   Not applicable.

(i)   (i)   Opinion  and  Consent  of  Counsel   dated   November   24,  1999:
Previously   filed  with   Registrant's   Post-Effective   Amendment  No.  17,
(11/24/99), and incorporated herein by reference.

      (ii)  Opinion and Consent of Counsel for Class N shares  dated  November
21, 2000: Previously filed with Registrant's  Post-Effective Amendment No. 19,
(11/22/00), and incorporated herein by reference.

(j)   Independent  Registered Public Accounting Firm's Consent: To be Filed by
Amendment

(k)   Not applicable.

(l)   Not applicable.

(m)   (i)   Amended  and  Restated  Service  Plan and  Agreement  for  Class A
shares   dated   April  26,   2004:   Previously   filed   with   Registrant's
Post-Effective   Amendment  No.  24  (9/27/04)   (Reg.  No.   33-23223),   and
incorporated herein by reference.

(ii)  Amended and Restated  Distribution  and Service Plan and  Agreement  for
Class B shares dated  February 24, 1998:  Previously  filed with  Registrant's
Post-Effective Amendment No. 15, (11/26/98),  pursuant to Rule 12b-1 under the
Investment Company Act of 1940 and incorporated herein by reference.

(iii) Amended and Restated  Distribution  and Service Plan and  Agreement  for
Class C shares dated  February 23, 2004:  Previously  filed with  Registrant's
Post-Effective  Amendment No. 24  (9/27/04),  pursuant to Rule 12b-1 under the
Investment Company Act of 1940 and incorporated herein by reference.

(iv)  Distribution  and Service  Plan and  Agreement  for Class N shares dated
October 24, 2000: Previously filed with Registrant's  Post-Effective Amendment
No. 19,  (11/22/00),  pursuant to Rule 12b-1 under the Investment  Company Act of 1940 and incorporated herein by reference.

(v)   Prototype  Supplemental  Distribution  Assistance Agreement:  Previously
filed with  Registrant's  Post-Effective  Amendment No. 5, (4/30/92),  refiled with  Registrant's  Post-Effective  Amendment No. 10,  (4/25/95),  pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
08/11/05:  Previously  Filed  with  Post-Effective  Amendment  No.  5  to  the
Registration  Statement of Oppenheimer Main Street  Opportunity Fund (Reg. No.
333-40186), 9/27/05, and incorporated herein by reference.

(o)   Powers of Attorney  dated  December 13, 2004 for all  Trustees/Directors and Officers:  Previously  filed with  Post-Effective  Amendment No. 44 to the
Registration  Statement of Oppenheimer  Variable Account Funds,  2/25/05,  and
incorporated herein by reference.

(p)   Not applicable [the Registrant is a money market fund].

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years

Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
Emeline S. Adwers,             None
Vice President
Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI

                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.
---------------------------------------------------------------------------------

Carl Algermissen,              Formerly  Associate  Counsel and Legal Compliance
Vice President & Associate     Officer at Great  West-Life  & Annuity  Insurance
Counsel                        Co.  (February  2004-October  2004);   previously
                               with   INVESCO    Funds   Group,    Inc.    (June
                               1993-December  2003),  most  recently  as  Senior
                               Staff Attorney.

---------------------------------------------------------------------------------

Michael Amato,                 None
Assistant Vice President
Erik Anderson,                 None
Assistant Vice President
Tracey Beck Apostolopoulos,    None
Assistant Vice President

Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial

                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds  Legacy Program;  (since January
                               2005)   of    Trinity    Investment    Management
                               Corporation.  Secretary  (since  June  2003)  of:
                               HarbourView  Asset  Management  Corporation,  OFI
                               Private  Investments,  Inc. and OFI Institutional
                               Asset  Management,   Inc.   Assistant   Secretary
                               (since December 2001) of OFI Trust Company.

Hany S. Ayad,                  None
Assistant Vice President
Robert Baker,                  None
Assistant Vice President
---------------------------------------------------------------------------------

Michael Baldwin,               Formerly   Managing  Director  at  Deutsche  Bank
Executive Vice President       (March 2001 - March 2005)s

---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
Joanne Bardell,                None
Assistant Vice President
Kevin Baum,                    None
Vice President
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------

Mar Baylin,
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd Becerra,                None
Assistant Vice President

---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------

Robert Bertucci                None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
Craig Billings,                None
Vice President
Mark Binning,                  None
Assistant Vice President
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------

Beth Bleimehl,
Assistant Vice President

---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).
---------------------------------------------------------------------------------

Veronika Boesch,               Formerly  (until  February  2004) an  independent
Assistant Vice President       consultant/coach in organizational development.

---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President

Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).
John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at

                               Strong Financial Corporation (May 1999-May 2004).
Michelle Borre Massick,        None
Vice President

Lori E. Bostrom,               Formerly Vice President and Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -
Counsel                        November 2004).

---------------------------------------------------------------------------------

Lisa Bourgeois,                Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Boydell,                  None
Vice President

---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President

Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
Joan Brunelle,                 None
Vice President
Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005)
Paul Burke,                    None
Assistant Vice President
Mark Burns,                    None
Assistant Vice President
Geoffrey Caan,                 None
Vice President
Catherine Carroll,             None
Assistant Vice President
Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------

Maria Castro,                  None
Assistant Vice President

---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------

May Chen,                      Formerly  Assistant  Vice President of Enterprise
Assistant Vice President       Services at MassMutual  Financial Group (May 2002
                               - April 2005)

---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------

Patrick Sheng Chu,
Assistant Vice President

---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
H.C. Digby Clements,           None
Vice President: Rochester
Division
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------

Gerald James Concepcion,       Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Corbett,                None
Vice President

---------------------------------------------------------------------------------
Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and OppenheimerFunds  Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.

Scott Cottier,                 None
Vice President: Rochester
Division
Laura Coulston,                None
Assistant Vice President

--------------------------------------------------------------------------------
Julie C. Cusker,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
John Damian,                   None
Vice President
John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------

Richard Demarco,
Assistant Vice President

---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
Randall C. Dishmon,            None
Vice President
Rebecca K. Dolan               None
Vice President
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
Thomas Doyle,                  None
Assistant Vice President
Bruce C. Dunbar,               None
Senior Vice President
Brian Dvorak,                  None
Vice President
Richard Edmiston,              None
Vice President
Daniel R. Engstrom,            None
Vice President
James Robert Erven             None
Assistant Vice President
George R. Evans,               None
Senior Vice President and
Director of International
Equities
Edward N. Everett,             None
Vice President
Kathy Faber,                   None
Assistant Vice President
David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.
------------------------------------------------------------------------------
Thomas Farrell,              None
Assistant Vice President
------------------------------------------------------------------------------

Kristi Feinberg,
Assistant Vice President

---------------------------------------------------------------------------------

Emmanuel Ferreira,             None
Vice President

---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------

Bradley G. Finkle,             Formerly Head of Business  Management/Proprietary
Vice President                 Distribution   at  Citigroup   Asset   Management
                               (August 1986-September 2004).

---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
Colleen M. Franca,             None
Assistant Vice President
Dominic Freud,                 None
Vice President
Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------

Hazem Gamal,                 None
Vice President

---------------------------------------------------------------------------------

Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003-August 2004).

---------------------------------------------------------------------------------

Timothy Gerlach,
Assistant Vice President

---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------

Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel

---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President
Jill E. Glazerman,             None
Senior Vice President
Benjamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset

                               Management, Inc.
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------

Leyla Greengard,
Assistant Vice President

---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
Robert Haley,                  None
Assistant Vice President
Marilyn Hall,                  None
Vice President
Kelly Haney,                   None
Assistant Vice President
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------

Robert Hawkins,
Assistant Vice President and
Assistant Counsel

---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------

Jennifer Heathwood,            None
Vice President

---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
Dorothy F. Hirshman,           None
Vice President
Daniel Hoelscher,              None
Assistant Vice President
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
Margaret Hui,                  None
Vice President
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited
James G. Hyland,               None
Assistant Vice President

Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.;   Senior  Vice  President  of  OFI  Private
                               Investments, Inc.

Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,
                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).
Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant          Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
Frank V. Jennings,             None
Vice President
John Jennings,                 None
Vice President
John Michael Johnson,          None
Assistant Vice President

Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).
Charles Kandilis,              None
Assistant Vice President

Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program
Thomas W. Keffer,              None
Senior Vice President
Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).
Dimitrios Kourkoulakos,        None
Senior Vice President
Brian Kramer,                  None
Vice President
Paul Kunz,                     None
Assistant Vice President
Lisa Lamentino,                None
Vice President

--------------------------------------------------------------------------------
Tracey Lange,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey P. Lagarce,            President  and  Chief  Marketing  Officer  of OFI
Senior Vice President          Institutional   Asset  Management,   Inc.  as  of
                               January    2005.    Formerly    Executive    Vice
                               President-Head  of Fidelity  Tax-Exempt  Services
                               Business   at   Fidelity    Investments   (August
                               1996-January 2005).

---------------------------------------------------------------------------------
John Latino,                   None
Assistant Vice President
Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).
--------------------------------------------------------------------------------
Gayle Leavitt,                None
Assistant Vice President
--------------------------------------------------------------------------------
Christopher M. Leavy,         None
Senior Vice President

Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Vice President & Assistant     (September 1998-January 2004).
Counsel

------------------------------------------------------------------------------
Laura Leitzinger,            Senior Vice President of  Shareholder  Services,
Vice President               Inc.;  Vice President of  Shareholder  Financial
                             Services, Inc.
------------------------------------------------------------------------------
Justin Leverenz,             Formerly,  a   research/technology   analyst  at
Vice President               Goldman Sachs, Taiwan (May 2002-May 2004)
Michael S. Levine,             None
Vice President
Gang Li,                       None
Vice President
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------

Julie A. Libby,                Formerly   Executive  Vice  President  and  Chief
Senior Vice President          Operating Officer at Fred Alger Management,  Inc.
                               (July 1996 - February 2005)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).

---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
Bill Linden,                   None
Assistant Vice President
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
David P. Lolli,                None
Assistant Vice President
Daniel G. Loughran             None
Vice President: Rochester
Division
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------

Steven Lucaccini,              Formerly  Director and High Yield  Analyst at UBS
Assistant Vice President       Global Asset  Management  (November  2001 - April
                               2005)

---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).
Steve Macchia,                 None
Vice President

Mark H. Madden,                Formerly   Senior  Vice   President   and  Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990-July 2004).

------------------------------------------------------------------------------
Kathleen Mandzij,            Formerly   Marketing   Manager  -  Sales   Force
Assistant Vice President     Marketing     (March    2003-June    2004)    of
                             OppenheimerFunds, Inc.
------------------------------------------------------------------------------
Jerry Mandzij,               None
Vice President
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.

LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
Susan Mattisinko,              Assistant    Secretary   of   HarbourView   Asset
Vice President & Associate     Management  Corporation,  OppenheimerFunds Legacy
Counsel                        Program,  OFI  Private  Investments,   Inc.,  OFI
                               Institutional Asset Management,  Inc., Centennial
                               Asset  Management  Corporation,  Oppenheimer Real
                               Asset  Management,  Inc.  and Trinity  Investment
                               Management Corporation.  Formerly an Associate at
                               Sidley  Austin Brown and Wood LLP (1995 - October
                               2003).
Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.
Joseph McGovern,               None
Assistant Vice President
Charles L. McKenzie,           Chairman of the Board, Director,  Chief Executive
Senior Vice President          Officer  and  President  of  OFI  Trust  Company;
                               Chairman,   Chief   Executive   Officer,   Senior
                               Managing    Director    and   Director   of   OFI
                               Institutional   Asset  Management,   Inc.;  Chief
                               Executive  Officer,  President,  Senior  Managing
                               Director  and  Director  of   HarbourView   Asset
                               Management Corporation;  Chairman,  President and
                               Director   of   Trinity   Investment   Management
                               Corporation
Michael Medev,                 None
Assistant Vice President

---------------------------------------------------------------------------------

Lucienne Mercogliano,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason Meshnick,                Formerly  Financial  Analyst  at Wall  Street  On
Assistant Vice President       Demand (April 2003 - May 2005)

---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
Nikolaos D. Monoyios,          None
Senior Vice President
Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.

John V. Murphy,                President and Management  Director of Oppenheimer
Chairman, President, Chief     Acquisition  Corp.;  President  and  Director  of
Executive Officer & Director   Oppenheimer   Partnership   Holdings,   Inc.  and
                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Chairman  and Director of  Shareholder  Services,
                               Inc. and Shareholder  Financial  Services,  Inc.;
                               Director   of   Centennial    Asset    Management
                               Corporation,  OppenheimerFunds Distributor, Inc.,
                               Institutional  Asset  Management,  Inc.,  Trinity
                               Investment   Management   Corporation,    Tremont
                               Capital  Management,   Inc.,   HarbourView  Asset
                               Management    Corporation    and   OFI    Private
                               Investments,  Inc.;  Executive  Vice President of
                               Massachusetts   Mutual  Life  Insurance  Company;
                               Director  of  DLB  Acquisition   Corporation;   a
                               member  of  the  Investment  Company  Institute's
                               Board of Governors.

---------------------------------------------------------------------------------

Meaghan Murphy,                Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President       JP Morgan  Fleming Asset  Management  (May 2002 -
                               October 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Murphy,                Formerly  (until December 2003) a Vice President,
Vice President                 Senior Marketing Manager with Citigroup.

---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
Kenneth Nadler,                None
Vice President
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
--------------------------------------------------------------------------------
Richard Nichols,              None
Vice President
--------------------------------------------------------------------------------
William Norman,               None
Assistant Vice President
---------------------------------------------------------------------------------

James B. O'Connell,            Formerly   a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002 -  December
                               2004).

---------------------------------------------------------------------------------

Matthew O'Donnell,             None
Assistant Vice President
John O'Hare,                   None
Vice President
John J. Okray,                 Formerly   Vice   President,    Head   of   Trust
Vice President                 Operations at Lehman Brothers (June  2004-October
                               2004)  prior to which  he was an  Assistant  Vice
                               President,   Director   of  Trust   Services   at
                               Cambridge Trust Company (October 2002-June 2004).

---------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Vice President

---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
Allison C. Pells,              None
Assistant Vice President
Robert H. Pemble,              None
Assistant Vice President

Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).
Brian Petersen,                None
Assistant Vice President
Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).

David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and      Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).
James F. Phillips,             None
Vice President

Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).
Gary Pilc,                     None
Assistant Vice President
Nicolas Pisciotti,             Formerly  Assistant  Vice President at ING (April
Assistant Vice President       2002 - May 2005)

---------------------------------------------------------------------------------

Jason Pizzorusso,              None
Assistant Vice President

---------------------------------------------------------------------------------
David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                               1999-July 2001).
---------------------------------------------------------------------------------

Jeffrey Portnoy,               None
Assistant Vice President

---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
David Preuss,                  None
Assistant Vice President
Jane C. Putnam,                None
Vice President
Michael E. Quinn,              None
Vice President
Julie S. Radtke,               None
Vice President
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------

Corry E. Read,                 None
Assistant Vice President

---------------------------------------------------------------------------------

Brian N. Reid,                 None
Assistant Vice President
Marc Reinganum,                None
Vice President
Jill Reiter,                   None
Assistant Vice President

------------------------------------------------------------------------------
Claire Ring,                 None
Assistant Vice President
------------------------------------------------------------------------------
David Robertson,             Senior  Vice   President   of   OppenheimerFunds
Senior Vice President        Distributor, Inc.
Antoinette Rodriguez,          None
Assistant Vice President
Stacey Roode,                  None
Vice President
Jeffrey S. Rosen,              None
Vice President
Stacy Roth,                    None
Vice President
James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.

Adrienne Ruffle,               Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 2002-February 2005).
Assistant Counsel
Kim Russomanno,                None
Assistant Vice President
Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management

                               (August 2001-June 2004)

Rohit Sah,                     None
Vice President
Valerie Sanders,               None
Vice President
Karen Sandler,                 None
Assistant Vice President
Rudi W. Schadt,                None
Assistant Vice President
Ellen P. Schoenfeld,           None
Vice President
Maria Schulte,                 None
Assistant Vice President
Scott A. Schwegel,             None
Assistant Vice President
Allan P. Sedmak                None
Assistant Vice President

Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
------------------------------------------------------------------------------
Navin Sharma,                None
Vice President
------------------------------------------------------------------------------
Bonnie Sherman,              None
Assistant Vice President
David C. Sitgreaves,           None
Assistant Vice President
Edward James Sivigny           None
Assistant Vice President
Enrique H. Smith,              None
Vice President
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
Keith J. Spencer,              None
Senior Vice President
Marco Antonio Spinar,          None
Assistant Vice President
Richard A. Stein,              None
Vice President: Rochester
Division
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
Jennifer Stevens,              None
Assistant Vice President
------------------------------------------------------------------------------
John P. Stoma,               Senior  Vice   President   of   OppenheimerFunds
Senior Vice President        Distributor, Inc.
------------------------------------------------------------------------------
Michael Stricker,            Vice President of Shareholder Services, Inc.
Vice President
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
------------------------------------------------------------------------------
Michael Sussman,             Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------

Brian C. Szilagyi,           Director of Financial  Reporting and  Compliance
Assistant Vice President     at  First  Data  Corporation   (April  2003-June
                             2004).

--------------------------------------------------------------------------------
Martin Telles,                Senior   Vice   President   of   OppenheimerFunds
Senior Vice President         Distributor, Inc.
--------------------------------------------------------------------------------
Paul Temple,                  None
Vice President
Jeaneen Terrio,                None
Assistant Vice President
Vincent Toner,                 None
Assistant Vice President
------------------------------------------------------------------------------
Keith Tucker,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Cameron Ullyat,              None
Assistant Vice President
------------------------------------------------------------------------------
Angela Uttaro,               None
Assistant Vice President:
Rochester Division

Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.; Chief Financial
                               Officer   of   HarbourView    Asset    Management
                               Corporation,  Oppenheimer  Partnership  Holdings,
                               Inc.,  Oppenheimer Real Asset  Management,  Inc.,
                               Shareholder     Financial     Services,     Inc.,
                               OppenheimerFunds   Legacy  Program,  OFI  Private
                               Investments,  Inc.,  OFI  Trust  Company  and OFI
                               Institutional  Asset  Management,  Inc.  Formerly
                               (until    March   2004)   Vice    President    of
                               OppenheimerFunds, Inc.

Maureen Van Norstrand,         None
Vice President

Nancy Vann,                    Formerly  Assistant  General  Counsel  at Reserve
Vice President and Assistant   Management  Company,   Inc.  (April  to  December
Counsel                        2004);  attorney  at Sidley  Austin  Brown & Wood
                               LLP (October 1997 - April 2004).
Rene Vecka,                    None
Assistant Vice President,
Rochester Division

---------------------------------------------------------------------------------

Vincent Vermette,              Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
Lisa Walsh,                    None
Assistant Vice President
--------------------------------------------------------------------------------
Teresa M. Ward,               Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------

Jerry A. Webman,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President         Management Corporation.
Christopher D. Weiler,         None
Vice President: Rochester
Division
Adam Weiner,                   None
Assistant Vice President
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.
Melissa Lynn Weiss,            None
Vice President & Associate
Counsel
Christine Wells,               None
Vice President
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc  and  OppenheimerFunds
                               (Asia) Limited;  Senior Vice President  (Managing
                               Director of the  International  Division)  of OFI
                               Institutional Asset Management, Inc..

Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
Annabel Whiting,               None
Assistant Vice President
William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.

Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.

Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June
Director                       2003)
Caleb C. Wong,                 None
Vice President
Edward C. Yoensky,             None
Assistant Vice President
Lucy Zachman,                  None
Assistant Vice President
Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice

                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant Secretary of  OppenheimerFunds  plc and
                               OppenheimerFunds  International  Ltd.;  Secretary
                               and General  Counsel of  Oppenheimer  Acquisition
                               Corp.;   Director  of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.

Neal A. Zamore,                None
Vice President
Mark D. Zavanelli,             None
Vice President
Alex Zhou,                     None
Assistant Vice President
Arthur J. Zimmer,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement and listed in Item 26(b) above (except  Panorama Series Fund,  Inc.)
and for MassMutual Select Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------

Timothy Abbhul(1)               Vice President            None

---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None
Janette Aprilante(2)            Secretary                 None
James Barker                    Vice President            Nones
2901B N. Lakewood Avenue

Chicago, IL 60657
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------

Rocco Benedetto(2)              Assistant Vice President  None

---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None
Douglas S. Blankenship          Vice President            None
10407 Cromdale Manor Ct.

Springs, TX 77379

Tracey Blinzler(1)              Assistant Vice President  None
David A. Borrelli               Vice President            None
105 Black Calla Ct.

San Ramon, CA 94583

Jeffrey R. Botwinick(2)         Vice President            None

---------------------------------------------------------------------------------

Michelle Brennan(2)             Vice President            None

---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
Patrick Campbell(1)             Assistant Vice President  None
Andrew Chonofsky                Vice President            None

300 West Fifth Street, Apt. 118
Charlotte, NC 28202
Melissa Clayton(2)              Assistant Vice President  None
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446

---------------------------------------------------------------------------------

Julian C. Curry                 Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852

---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
John Davis(2)                   Assistant Vice President  None
Stephen J. Demetrovits(2)       Vice President            None
--------------------------------------------------------------------------------
Joseph A. DiMauro              Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
--------------------------------------------------------------------------------
Steven Dombrower(2)            Vice President            None
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------

Ryan C. Drier                  Vice President            None
3307 Park Ridge Lane NE
Grand Rapids, MI 49525

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman              Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hillary Eigen(2)                Assistant Vice President  None

---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

George R. Fahey(1)              Senior Vice President     None
Eric C. Fallon                  Vice President            None
10 Worth Circle

Newton, MA 02458
---------------------------------------------------------------------------------

Deanna Farrugia(1)              Vice President            None

---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

Mark J. Ferro(2)                Senior Vice President     None
Ronald H. Fielding(3)           Vice President            None
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
Patrick W. Flynn (1)            Senior Vice President     None
John E. Forrest(2)              Senior Vice President     None
John ("J") Fortuna(2)           Vice President            None
Lucio Giliberti                 Vice President            None
6 Cyndi Court

Flemington, NJ 08822
Raquel Granahan(2)              Vice President            None
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------

Kahle Greenfield(2)             Vice President            None

---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------

James E. Gunther                Vice President            None
178 Canterbury Turn
Lancaster, PA 17601

---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------

Kevin Hennessey                Vice President            None
8634 Forest Run Lane
Orlando, FL 32836

---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue

Boca Raton, FL 33496

Suzanne Heske                   Vice President            None
4146 22nd Street
San Francisco, CA 94114

---------------------------------------------------------------------------------

Wendy G. Hetson(2)              Vice President            None

---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
Edward Hrybenko(2)              Vice President            None
--------------------------------------------------------------------------------
Brian F. Husch(2)              Vice President            None
--------------------------------------------------------------------------------
Stephen Ilnitzki(2)            Vice President            None
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------

Shonda Rae Jaquez(2)           Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nivan Jaleeli                  Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
Christina J. Keller(2)          Vice President            None
--------------------------------------------------------------------------------
Michael Keogh(2)               Vice President            None
--------------------------------------------------------------------------------

Lisa Klassen(1)                Assistant Vice President  None
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
Richard Knott(1)                Senior Vice President     None
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702

--------------------------------------------------------------------------------
David T. Kuzia                 Vice President            None
19102 Miranda Circle
Omaha, NE 68130
--------------------------------------------------------------------------------

Tracey Lange(2)                Vice President            None
Paul R. LeMire                  Vice President            None
7 Cormorant Drive
Middletown, NJ 07748
Eric J. Liberman(2)             Vice President            None
Malissa Lischin(2)              Assistant Vice President  None
James V. Loehle(2)              Vice President            None
Thomas Loncar(1)                Vice President            None
Montana W. Low                  Vice President            None

1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119

John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

Todd A. Marion(2)               Vice President            None
LuAnn Mascia(2)                 Vice President            None

--------------------------------------------------------------------------------
Theresa-Marie Maynier          Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
--------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough              Vice President            None
2 Leland Ct.
Chevy Chase, MD 20815

---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SW

Edmonds, WA 98020

Brian F. Medina(1)              Vice President            None
Daniel Melehan                  Vice President            None
906 Bridgeport Court

San Marcos, CA 92069
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
Clint Modler(1)                 Vice President            None
Robert Moser((1))               Vice President            None
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321

Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212

---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President & Trustee

---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------

John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820

---------------------------------------------------------------------------------

Christina Nasta(2)              Vice President            None
Kevin P. Neznek(2)              Vice President            None
Bradford Norford                Vice President            None
3914 Easton Sq. Pl.
Columbus, OH 43219

Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------

Michael Park(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                Vice President            None
6 Lawton Ct.
Frisco, TX 75034

---------------------------------------------------------------------------------

Charles K. Pettit(2)            Vice President            None
Andrew Pizza(2)                 Vice President            None

---------------------------------------------------------------------------------

Elaine M. Puleo-Carter(2)       Senior Vice President     None

---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

Dusting Raring                  Vice President            None
27 Blakemore Drive

Ladera Ranch, CA 92797

Michael A. Raso(2)              Vice President            None
Richard Rath                    Vice President            None
46 Mt. Vernon Ave.

Alexandria, VA 22301
--------------------------------------------------------------------------------
Ruxandra Risko(2)              Vice President            None
--------------------------------------------------------------------------------
David R. Robertson(2)          Senior Vice President     None
---------------------------------------------------------------------------------

Nicole Robbins(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ian M. Roche                   Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
James H. Ruff(2)                President & Director      None
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
Jill Schmitt(2)                 Vice President            None
--------------------------------------------------------------------------------
Thomas Schmitt(2)              Vice President            None
--------------------------------------------------------------------------------
William Schories(2)            Vice President            None
---------------------------------------------------------------------------------

Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502

---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

William Sheluck(2)              Vice President            None

---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryant Smith                    Vice President            None

---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

John Spensley                   Vice President            None
2000 Rhettsbury Street

Carmel, IN 46032

Alfred St. John(2)              Vice President            None
Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043

John Stoma(2)                   Senior Vice President     None
Wayne Strauss(3)                Assistant Vice President  None
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

Michael Sussman(2)              Vice President            None
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane

Hummelstown, PA 17036
James Taylor(2)                 Assistant Vice President  None
Martin Telles(2)                Senior Vice President     None
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
Barrie L. Tiedemann             Vice President            None
2592 S. Belvoir Blvd.
University Heights, OH 44118

Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
Vincent Vermete(2)              Assistant Vice President  None
Elaine Villas(2)                Assistant Vice President  None

---------------------------------------------------------------------------------

Rachel Walkey(2)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cynthia Walloga(2)              Vice President            None

---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
Teresa Ward(1)                  Vice President            None
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
Chris Werner(1)                 Vice President            None
Catherine White(2)              Assistant Vice President  None
--------------------------------------------------------------------------------
Donna Winn(2)                  Senior Vice President     None
--------------------------------------------------------------------------------
Philip Witkower(2)             Senior Vice President     None
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

Jill Zachman(2)                 Vice President            None
Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary

---------------------------------------------------------------------------------

Steven Zito(1)                  Vice President            None

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty  Street-11th  Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the County of Arapahoe and State of Colorado on
the 27 day of September, 2005.

                                    OPPENHEIMER CASH RESERVES

                                    By: /s/ John V. Murphy*

                                    ----------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

/s/ William L. Armstrong*    Vice Chairman of the     September 27, 2005
---------------------------  Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal     September 27, 2005
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal     September 27, 2005
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                  September 27, 2005

---------------------
Robert G. Avis

/s/ George Bowen*            Trustee                  September 27, 2005

----------------------
George Bowen

/s/ Edward Cameron*          Trustee                  September 27, 2005

------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                  September 27, 2005

--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                  September 27, 2005

---------------------
Sam Freedman

/s/ Beverly L. Hamilton*

-------------------------    Trustee                  September 27, 2005
Beverly L. Hamilton

/s/ Robert J. Malone*

-----------------------      Trustee                  September 27, 2005
Robert J. Malone

/s/ F. William Marshall, Jr.* Trustee                 September 27, 2005

----------------------------
F. William Marshall, Jr.

*By:  /s/ Mitch Lindauer
        -----------------------------------------
        Mitch Lindauer, Attorney-in-Fact

                          OPPENHEIMER CASH RESERVES

                     Registration Statement No. 33-23223

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
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